UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 through June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Brian S. Shlissel

President and Principal Executive Officer

Laura M. Del Prato

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return through current income and capital appreciation by investing primarily in high-yield, fixed income securities of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

J.P. Morgan Investment Management Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

SEMI-ANNUAL REPORT

JUNE 30, 2016

(UNAUDITED)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dear Shareholders:

YTD 2016 Review

The market for high yield debt (also known as “junk bonds”) bounced back from negative returns in 2015 to post a return of 9.06% for the six months ended June 30, 2016. Investors treated high yield debt favorably as a source of yield amid a generally constructive U.S. economy. Returns within the high yield sector were led by an improving commodities price picture. Price stability in oil and metals helped drive a strong recovery in the commodity-dependent sectors from February lows. Sharply falling U.S. Treasury yields amid continued robust central bank support were also positive for bonds across the board. We do not forecast an economic recession in the near term and, as such, believe the market will continue to allow for positive returns in high yield despite increasing defaults in commodities sectors. While we believe first-half returns are unlikely to be repeated, we currently intend to look for coupon-like returns through the second half of the year, with an eye toward commodity prices and “Brexit” as potential sources of volatility. Our base case macro forecast is a slow-growth U.S. economy, which would be a net positive for high yield borrowers that generally have reasonable leverage, good balance sheets and access to capital markets.

Our investment strategy continued to be based upon a process that is intended to take specific, targeted credit risk when our analysis indicated a favorable risk/reward opportunity, while building a core of what we believed to be improving credits. We made a conscious effort to position the Pacholder High Yield Fund Inc. (the “Fund”) into higher quality credits across economic sectors and made a meaningful migration from lower-tier credit into BB-rated credit over the past 24 months as volatility persisted in the market. For the six months ended June 30, 2016, the Fund returned 12.81% based on net asset value (“NAV”) compared to the 9.02% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 7.61% average total return of the Morningstar Closed-End High Yield Category. Fund performance for the period includes the benefit of repurchasing auction rate preferred stock (“ARPS”) at a discount.

The Fund outperformed the Index during the reporting period due primarily to positive performance and the impact of leverage. Additionally, the Fund’s security selection in the chemicals, food and drug, and utility sectors added to relative performance. On an industry level, underweight positions in the consumer products and services sectors also helped the Fund’s relative return. During the same period, negative security selection in the energy, health care, transportation and financial sectors hurt relative performance. On an industry level, the Fund’s underweight position in energy and its overweight position in media and telecommunications also detracted from relative returns.

Fund Strategy

The Fund invests in all types of high-yield, high-risk debt securities and focuses on value by looking at individual securities against the context of broader market factors. The Fund’s portfolio managers monitor investments by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund’s investments.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s ARPS have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. On March 11, 2016, the Fund commenced a cash tender offer to purchase up to 100% of its outstanding ARPS at a price equal to 95.5% of the liquidation preference of $25,000 per share (or $23,875 per share). The aggregate number of ARPS purchased in the tender offer represented approximately 98% of the Fund’s outstanding ARPS. ARPS of the Fund that were not tendered remain outstanding. The aggregate discount on the ARPS repurchased was $1,901,250, or $0.15 per share, which contributed 2.25% to the return during the period. The Fund’s purchase of the ARPS was financed through a $50 million credit facility entered into with Pershing LLC. The Fund paid a monthly dividend of $0.053 per common share starting in September 2014 until March 2015. In March 2015, the Board of Directors of the Fund authorized a reduction in the monthly dividend amount from $0.053 per common share to $0.050 per common share. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time, and there can be no guarantee that the dividend level will continue or that a dividend will be paid at all. The amount of the monthly dividend, if any, may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

Total Return *	Net Asset Value (NAV) **	Market Price
6 Months #	12.81%	22.14%
1 Year	1.84%	12.07%
5 Year	6.21%	2.66%
10 Year	8.41%	7.42%

Price per share at June 30, 2016	$7.52	$7.08

*	Total returns assume the reinvestment of all dividends and capital gains, if any. Total returns shown are average annual returns unless otherwise noted.
**	The return shown is based on net asset value which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
#	Not Annualized.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of June 30, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
CONVERTIBLE BONDS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
MEDIA — 0.0%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	$125		$—	0.0%

UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Yield, Inc., Private Placement, Co Guar, 3.250%, 06/01/20[2]	85		78,200	0.1

Total Convertible Bonds (Cost $76,712)			78,200	0.1

CORPORATE BONDS — 125.9%
CONSUMER DISCRETIONARY — 24.0%
AUTO COMPONENTS — 2.6%
Goodyear Tire & Rubber Co. (The), Co Guar,
5.000%, 05/31/26	165		168,094	0.2
5.125%, 11/15/23[19]	130		134,225	0.1
7.000%, 05/15/22[19]	760		809,400	0.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Co Guar, 5.875%, 02/01/22[19]	368		345,920	0.3
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2,19]	182		189,280	0.2
MPG Holdco I, Inc., Co Guar, 7.375%, 10/15/22	288		283,680	0.3
Tenneco, Inc., Co Guar, 5.375%, 12/15/24	53		54,987	0.1
ZF North America Capital, Inc., Private Placement, Co Guar,
4.000%, 04/29/20[2]	185		189,740	0.2
4.500%, 04/29/22[2]	150		152,063	0.2
4.750%, 04/29/25[2]	204		206,676	0.2

			2,534,065	2.6
AUTOMOBILES — 0.8%
Fiat Chrysler Automobiles N.V., Sr Unsec’d Nt, (Netherlands),
4.500%, 04/15/20[19]	249		251,801	0.2
5.250%, 04/15/23[19]	200		198,750	0.2
AUTOMOBILES (continued)
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	200		202,250	0.2
5.625%, 02/01/23[2]	150		155,813	0.2
Motors Liquidation Co.,
4.500%, 03/06/32[1,4]	25 Units		—	0.0
6.250%, 07/15/33[1,4]	15 Units		—	0.0
7.250%, 04/15/41[1,4]	–Units	[11]	—	0.0
7.250%, 07/15/41[1,4]	–Units	[11]	—	0.0
7.250%, 02/15/52[1,4]	7 Units		—	0.0
7.375%, 05/15/48[1,4]	10 Units		—	0.0
7.375%, 10/01/51[1,4]	–Units	[11]	—	0.0
7.750%, 03/15/36[1,4]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4]	50		—	0.0
8.100%, 06/15/24[1,4]	1,725		—	0.0
8.375%, 07/15/33[1,4]	425		—	0.0

			808,614	0.8
DISTRIBUTORS — 0.2%
Global Partners LP/GLP Finance Corp., Co Guar,
6.250%, 07/15/22	56		46,620	0.1
7.000%, 06/15/23	50		41,750	0.0	[12]
Performance Food Group, Inc., Private Placement, Co Guar, 5.500%, 06/01/24[2]	45		45,787	0.1

			134,157	0.2
HOTELS, RESTAURANTS & LEISURE — 4.6%
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sec’d Nt, (Canada), 6.000%, 04/01/22[2]	110		114,091	0.1
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sr Sec’d Nt, (Canada), 4.625%, 01/15/22[2]	60		60,900	0.1
Boyd Gaming Corp., Co Guar, 6.875%, 05/15/23[19]	192		204,480	0.2
Boyd Gaming Corp., Private Placement, Co Guar, 6.375%, 04/01/26[2]	70		73,150	0.1
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	62		64,945	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOTELS, RESTAURANTS & LEISURE (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar,
5.250%, 03/15/21[19]	$100	$102,455	0.1%
5.375%, 06/01/24	70	72,100	0.1
Choice Hotels International, Inc., Co Guar, 5.750%, 07/01/22	83	88,968	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2,19]	100	96,375	0.1
Eldorado Resorts, Inc., Co Guar, 7.000%, 08/01/23	40	41,500	0.0	[12]
ESH Hospitality, Inc., Private Placement, Co Guar, 5.250%, 05/01/25[2,19]	154	149,957	0.1
GLP Capital LP/GLP Financing II, Inc., Co Guar,
4.375%, 04/15/21	10	10,300	0.0	[12]
5.375%, 11/01/23	275	287,031	0.3
5.375%, 04/15/26	50	51,750	0.0	[12]
Golden Nugget Escrow, Inc., Private Placement, Sr Unsec’d Nt, 8.500%, 12/01/21[2]	130	132,925	0.1
Isle of Capri Casinos, Inc., Co Guar, 5.875%, 03/15/21[19]	100	103,750	0.1
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Private Placement, Co Guar,
5.000%, 06/01/24[2]	140	143,500	0.2
5.250%, 06/01/26[2]	140	143,500	0.1
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer, Inc., Private Placement, Co Guar, 5.625%, 05/01/24[2]	55	58,163	0.1
MGM Resorts International, Co Guar,
5.250%, 03/31/20[19]	110	115,225	0.1
6.000%, 03/15/23[19]	145	152,975	0.1
6.625%, 12/15/21[19]	162	176,175	0.2
6.750%, 10/01/20[19]	263	287,327	0.3
7.750%, 03/15/22[19]	49	55,370	0.1
8.625%, 02/01/19[19]	150	168,450	0.2
HOTELS, RESTAURANTS & LEISURE (continued)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/19[2]	59	60,475	0.1
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt,
5.250%, 11/15/23[2]	30	30,525	0.0	[12]
5.375%, 04/15/23[2]	99	101,228	0.1
Scientific Games International, Inc., Co Guar, 10.000%, 12/01/22	395	320,938	0.3
Scientific Games International, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 01/01/22[2]	75	75,375	0.1
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	260	260,650	0.3
Shingle Springs Tribal Gaming Authority, Private Placement, 9.750%, 09/01/21[2,19]	184	200,560	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar,
4.875%, 07/31/24[2]	75	74,062	0.1
5.250%, 01/15/21[2]	35	36,094	0.0	[12]
Speedway Motorsports, Inc., Co Guar, 5.125%, 02/01/23[19]	110	111,925	0.1
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Private Placement, Co Guar, 5.500%, 03/01/25[2,19]	280	270,900	0.3
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr Unsec’d Nt, 5.375%, 03/15/22	15	15,263	0.0	[12]

		4,513,357	4.6
HOUSEHOLD DURABLES — 1.8%
CalAtlantic Group, Inc., Co Guar,
5.875%, 11/15/24	67	69,010	0.1
8.375%, 01/15/21	75	86,438	0.1
10.750%, 09/15/16	29	29,478	0.0	[12]
DR Horton, Inc., Co Guar,
4.375%, 09/15/22	50	51,500	0.1
4.750%, 02/15/23	43	44,559	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOUSEHOLD DURABLES (continued)
Lennar Corp., Co Guar,
4.500%, 06/15/19	$29	$30,099	0.0	[12] %
4.500%, 11/15/19	64	66,666	0.1
4.750%, 05/30/25[19]	125	121,250	0.1
4.875%, 12/15/23	35	35,087	0.0	[12]
6.950%, 06/01/18	40	42,300	0.1
Series B, 12.250%, 06/01/17[19]	150	163,200	0.2
M/I Homes, Inc., Co Guar, 6.750%, 01/15/21[19]	175	174,125	0.2
Meritage Homes Corp., Co Guar,
7.000%, 04/01/22[19]	133	143,640	0.2
7.150%, 04/15/20	10	10,725	0.0	[12]
PulteGroup, Inc., Co Guar, 5.500%, 03/01/26[19]	110	112,750	0.1
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 5.875%, 04/15/23[2]	129	129,645	0.1
Tempur Sealy International, Inc., Co Guar, 5.625%, 10/15/23[19]	135	139,050	0.1
Toll Brothers Finance Corp., Co Guar,
4.875%, 11/15/25	60	59,400	0.1
5.625%, 01/15/24	195	202,312	0.2

		1,711,234	1.8
INTERNET & CATALOG RETAIL — 0.5%
Netflix, Inc., Sr Unsec’d Nt,
5.375%, 02/01/21[19]	143	151,865	0.2
5.500%, 02/15/22	75	78,187	0.1
5.750%, 03/01/24[19]	140	145,950	0.1
5.875%, 02/15/25	75	78,656	0.1

		454,658	0.5
MEDIA — 11.4%
Altice Luxembourg S.A., Private Placement, Co Guar, (Luxembourg), 7.750%, 05/15/22[2]	282	284,820	0.3
Altice U.S. Finance I Corp., Private Placement, Sr Sec’d Nt,
5.375%, 07/15/23[2]	225	225,844	0.2
5.500%, 05/15/26[2]	256	256,000	0.3
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22[19]	191	191,955	0.2
AMC Networks, Inc., Co Guar, 5.000%, 04/01/24[19]	250	247,469	0.2
MEDIA (continued)
Cablevision Systems Corp., Sr Unsec’d Nt, 8.625%, 09/15/17	120	126,750	0.1
Cablevision Systems Corp., Sr Unsec’d Nt,
7.750%, 04/15/18[19]	90	96,356	0.1
8.000%, 04/15/20[19]	513	525,825	0.5
Cenveo Corp., Private Placement, Sec’d Nt, 8.500%, 09/15/22[2]	145	101,500	0.1
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	76,312	0.1
Clear Channel Worldwide Holdings, Inc., Co Guar,
Series A, 6.500%, 11/15/22	171	164,588	0.2
Series B, 6.500%, 11/15/22	224	224,000	0.2
Series A, 7.625%, 03/15/20	25	22,812	0.0	[12]
Series B, 7.625%, 03/15/20	584	555,676	0.6
DISH DBS Corp., Co Guar,
5.875%, 07/15/22	55	53,488	0.1
6.750%, 06/01/21[19]	1,399	1,449,714	1.5
7.875%, 09/01/19	35	38,587	0.0	[12]
DISH DBS Corp., Private Placement, Co Guar, 7.750%, 07/01/26[2]	120	123,900	0.1
EMI Music Publishing Group North America Holdings, Inc., Private Placement, Sr Unsec’d Nt, 7.625%, 06/15/24[2]	120	123,300	0.1
Gray Television, Inc., Co Guar, 7.500%, 10/01/20[19]	275	286,687	0.3
Gray Television, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 07/15/26[2]	95	95,712	0.1
iHeartCommunications, Inc., Sr Sec’d Nt, 9.000%, 12/15/19[19]	228	173,280	0.2
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30[19]	160	166,000	0.2
LIN Television Corp., Co Guar,
5.875%, 11/15/22	85	85,425	0.1
6.375%, 01/15/21[19]	80	83,500	0.1
Live Nation Entertainment, Inc., Private Placement, Co Guar, 5.375%, 06/15/22[2]	60	61,650	0.1
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20[19]	100	104,375	0.1
Nexstar Broadcasting, Inc., Private Placement, Co Guar, 6.125%, 02/15/22[2]	90	90,900	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA (continued)
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	$427	$435,540	0.4%
Outfront Media Capital LLC/Outfront Media Capital Corp., Co Guar,
5.250%, 02/15/22	88	89,320	0.1
5.625%, 02/15/24	185	190,550	0.2
5.875%, 03/15/25	75	77,250	0.1
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada),
5.750%, 01/15/23[1,4]	75	76,125	0.1
9.750%, 01/15/16[1,4]	585	—	0.0
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	155	158,875	0.1
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22[19]	150	153,750	0.1
5.750%, 06/15/23[19]	100	100,750	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	53	54,590	0.1
6.125%, 10/01/22[19]	200	207,000	0.2
6.375%, 11/01/21[19]	35	36,750	0.0	[12]
Sinclair Television Group, Inc., Private Placement, Co Guar, 5.625%, 08/01/24[2]	105	107,363	0.1
Sirius XM Radio, Inc., Private Placement, Co Guar,
5.750%, 08/01/21[2,19]	78	81,023	0.1
6.000%, 07/15/24[2]	115	118,881	0.1
Sirius XM Radio, Inc., Private Placement, Sr Unsec’d Nt, 5.375%, 07/15/26[2]	289	284,665	0.3
TEGNA, Inc., Co Guar,
5.125%, 07/15/20	62	63,937	0.1
6.375%, 10/15/23[19]	205	217,813	0.2
TEGNA, Inc., Private Placement, Co Guar, 5.500%, 09/15/24[2]	65	66,950	0.1
Time Warner Cable, Inc., Co Guar, 7.300%, 07/01/38[19]	178	223,014	0.2
Unitymedia GmbH, Private Placement, Sec’d Nt, (Germany), 6.125%, 01/15/25[2,19]	200	204,980	0.2
MEDIA (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany),
5.000%, 01/15/25[2]	200	196,000	0.2
5.500%, 01/15/23[2]	200	201,000	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2,19]	154	160,930	0.2
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2,19]	125	124,062	0.1
5.125%, 02/15/25[2,19]	250	247,188	0.3
6.750%, 09/15/22[2,19]	542	571,810	0.6
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2,19]	253	256,795	0.3
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2,19]	267	269,003	0.3
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 5.625%, 04/15/22[2,19]	150	153,375	0.1

		11,165,714	11.4
MULTILINE RETAIL — 0.3%
Family Tree Escrow LLC, Private Placement, Co Guar, 5.750%, 03/01/23[2]	74	78,625	0.1
J.C. Penney Corp., Inc., Co Guar, 8.125%, 10/01/19	51	52,849	0.0	[12]
JC Penney Corp., Inc., Private Placement, Sr Sec’d Nt, 5.875%, 07/01/23[2]	20	20,150	0.0	[12]
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	171,965	0.2

		323,589	0.3
SPECIALTY RETAIL — 1.6%
Caleres, Inc., Co Guar, 6.250%, 08/15/23[19]	103	104,545	0.1
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, (PIK) 05/01/19[2,17]	79	26,938	0.0	[12]
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	659	392,105	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SPECIALTY RETAIL (continued)
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	$509	$115,797	0.1%
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2,19]	119	102,340	0.1
Jo-Ann Stores LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 03/15/19[2]	75	71,813	0.1
L Brands, Inc., Co Guar, 6.750%, 07/01/36	150	149,905	0.2
Nebraska Book Holdings, Inc., Private Placement, Sr Sec’d Nt, 15.000%, 06/30/16[1,2,4]	190	33,870	0.0	[12]
Party City Holdings, Inc., Private Placement, Co Guar, 6.125%, 08/15/23[2,19]	90	93,150	0.1
Penske Automotive Group, Inc., Co Guar, 5.500%, 05/15/26	162	153,900	0.2
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	102	106,080	0.1
Sally Holdings LLC/Sally Capital, Inc., Co Guar, 5.625%, 12/01/25[19]	183	191,693	0.2
Serta Simmons Bedding LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	46,013	0.0	[12]

		1,588,149	1.6
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Hanesbrands, Inc., Private Placement, Co Guar,
4.625%, 05/15/24[2]	60	60,150	0.0	[12]
4.875%, 05/15/26[2]	60	60,216	0.1
Levi Strauss & Co., Sr Unsec’d Nt, 5.000%, 05/01/25[19]	110	110,550	0.1

		230,916	0.2
Total Consumer Discretionary		23,464,453	24.0

CONSUMER STAPLES — 6.9%
BEVERAGES — 0.6%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	77,513	0.1
4.250%, 05/01/23	25	26,000	0.0	[12]
4.750%, 11/15/24	63	66,622	0.1
4.750%, 12/01/25[19]	130	136,988	0.1
Cott Beverages, Inc., Co Guar, 6.750%, 01/01/20	104	108,420	0.1
BEVERAGES (continued)
DS Services of America, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	134	150,415	0.2

		565,958	0.6
FOOD & STAPLES RETAILING — 2.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Private Placement, Sr Unsec’d Nt, 6.625%, 06/15/24[2]	365	376,862	0.4
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23[19]	135	136,688	0.1
New Albertsons, Inc., Sr Unsec’d Nt,
7.450%, 08/01/29	80	77,600	0.1
7.750%, 06/15/26	100	97,500	0.1
8.000%, 05/01/31	193	191,070	0.2
8.700%, 05/01/30	7	7,000	0.0	[12]
Rite Aid Corp., Co Guar, 6.750%, 06/15/21[19]	160	168,400	0.2
Rite Aid Corp., Private Placement, Co Guar, 6.125%, 04/01/23[2,19]	262	280,314	0.3
Safeway, Inc., Co Guar, 5.000%, 08/15/19	6	6,000	0.0	[12]
SUPERVALU, Inc., Sr Unsec’d Nt, 7.750%, 11/15/22[19]	480	400,704	0.4
Tops Holding LLC/Tops Markets II Corp., Private Placement, Sr Sec’d Nt, 8.000%, 06/15/22[2]	125	110,000	0.1
U.S. Foods, Inc., Private Placement, Co Guar, 5.875%, 06/15/24[2]	105	107,625	0.1

		1,959,763	2.0
FOOD PRODUCTS — 3.7%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	265	268,312	0.3
Darling Ingredients, Inc., Co Guar, 5.375%, 01/15/22[19]	220	227,014	0.2
Dean Foods Co., Private Placement, Co Guar, 6.500%, 03/15/23[2,19]	375	387,187	0.4
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
7.250%, 06/01/21[2,19]	435	448,050	0.4
8.250%, 02/01/20[2]	78	80,925	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOOD PRODUCTS (continued)
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
5.750%, 06/15/25[2,19]	$193	$182,626	0.2%
5.875%, 07/15/24[2,19]	221	214,646	0.2
Pilgrim’s Pride Corp., Private Placement, Co Guar, 5.750%, 03/15/25[2,19]	105	104,738	0.1
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Private Placement, Co Guar, 5.875%, 01/15/24[2]	55	57,544	0.1
Post Holdings, Inc., Private Placement, Co Guar,
6.750%, 12/01/21[2,19]	200	211,500	0.2
7.750%, 03/15/24[2]	82	89,892	0.1
8.000%, 07/15/25[2]	33	36,589	0.0	[12]
Shearer’s Foods LLC/Chip Finance Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	131,875	0.1
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2,19]	101	102,010	0.1
5.875%, 08/01/21[2,19]	436	454,530	0.5
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22[19]	351	367,564	0.4
7.750%, 07/01/17	76	80,180	0.1
TreeHouse Foods, Inc., Private Placement, Co Guar, 6.000%, 02/15/24[2,19]	95	101,346	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	88	91,080	0.1

		3,637,608	3.7
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co., Co Guar, 6.125%, 11/15/23	25	26,000	0.0	[12]
Spectrum Brands, Inc., Co Guar,
5.750%, 07/15/25[19]	102	106,208	0.1
6.125%, 12/15/24	43	45,365	0.1
6.625%, 11/15/22	42	44,572	0.0	[12]

		222,145	0.2
PERSONAL PRODUCTS — 0.4%
NBTY, Inc., Private Placement, Sr Unsec’d Nt, 7.625%, 05/15/21[2]	95	95,119	0.1
Prestige Brands, Inc., Private Placement, Co Guar,
5.375%, 12/15/21[2,19]	100	101,500	0.1
6.375%, 03/01/24[2]	55	57,062	0.1
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21[19]	119	114,835	0.1

		368,516	0.4
Total Consumer Staples		6,753,990	6.9

ENERGY — 15.6%
ENERGY EQUIPMENT & SERVICES — 1.7%
Archrock Partners LP/Archrock Partners Finance Corp., Co Guar, 6.000%, 10/01/22[19]	120	106,200	0.1
Basic Energy Services, Inc., Co Guar, 7.750%, 10/15/22	64	24,320	0.0	[12]
CSI Compressco LP/CSI Compressco Finance, Inc., Co Guar, 7.250%, 08/15/22[19]	176	144,320	0.1
Ensco plc, Sr Unsec’d Nt, (United Kingdom), 4.700%, 03/15/21	59	49,024	0.1
Ensco plc, Sr Unsec’d Nt, (United Kingdom), 4.500%, 10/01/24	29	19,792	0.0	[12]
Parker Drilling Co., Co Guar,
6.750%, 07/15/22	71	53,427	0.1
7.500%, 08/01/20	26	19,760	0.0	[12]
Precision Drilling Corp., Co Guar, (Canada), 5.250%, 11/15/24[19]	170	136,000	0.1
Sea Trucks Group Ltd., Private Placement, Sr Sec’d Nt, (United Kingdom), 9.000%, 03/26/18[2]	195	56,550	0.1
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Co Guar,
5.500%, 08/15/22	55	47,300	0.0	[12]
7.500%, 07/01/21	65	62,400	0.1
Transocean, Inc., Co Guar, (Cayman Islands),
6.500%, 11/15/20	44	39,103	0.0	[12]
8.125%, 12/15/21[19]	294	248,430	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ENERGY EQUIPMENT & SERVICES (continued)
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2,19]	$130	$115,700	0.1%
Unit Corp., Co Guar, 6.625%, 05/15/21	327	252,608	0.3
Weatherford International Ltd., Co Guar, (Bermuda),
7.000%, 03/15/38	153	113,220	0.1
7.750%, 06/15/21	38	37,003	0.1
8.250%, 06/15/23	37	35,150	0.0	[12]
Western Refining Logistics LP/WNRL Finance Corp., Co Guar, 7.500%, 02/15/23	107	104,860	0.1

		1,665,167	1.7
OIL, GAS & CONSUMABLE FUELS — 13.9%
Anadarko Petroleum Corp., Sr Unsec’d Nt, 4.850%, 03/15/21	59	62,582	0.1
Antero Resources Corp., Co Guar,
5.125%, 12/01/22[19]	261	250,560	0.3
5.375%, 11/01/21[19]	282	276,360	0.3
6.000%, 12/01/20[19]	115	116,247	0.1
Apache Corp., Sr Unsec’d Nt,
3.250%, 04/15/22	32	32,785	0.0	[12]
4.750%, 04/15/43[19]	63	64,810	0.1
6.000%, 01/15/37	41	46,806	0.0	[12]
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	36,850	0.1
5.625%, 06/01/24[2]	44	35,420	0.0	[12]
Blue Racer Midstream LLC/Blue Racer Finance Corp., Private Placement, Co Guar, 6.125%, 11/15/22[2]	175	165,812	0.2
Boardwalk Pipelines LP, Co Guar, 5.950%, 06/01/26	143	150,280	0.1
California Resources Corp., Co Guar,
5.000%, 01/15/20	26	13,715	0.0	[12]
5.500%, 09/15/21	36	18,180	0.0	[12]
6.000%, 11/15/24	17	8,330	0.0	[12]
California Resources Corp., Private Placement, Sec’d Nt, 8.000%, 12/15/22[2]	209	148,390	0.1
Cenovus Energy, Inc., Sr Unsec’d Nt, (Canada), 4.450%, 09/15/42	23	18,390	0.0	[12]
OIL, GAS & CONSUMABLE FUELS (continued)
Cenovus Energy, Inc., Sr Unsec’d Nt, (Canada),
5.700%, 10/15/19[19]	40	42,308	0.0%[12]
6.750%, 11/15/39[19]	87	91,409	0.1
Cheniere Corpus Christi Holdings LLC, Private Placement, Sr Sec’d Nt, 7.000%, 06/30/24[2]	155	159,166	0.2
Chesapeake Energy Corp., Private Placement, Sec’d Nt, 8.000%, 12/15/22[2,19]	587	499,684	0.5
Cimarex Energy Co., Co Guar,
4.375%, 06/01/24[19]	80	83,694	0.1
5.875%, 05/01/22[19]	72	75,423	0.1
Citgo Holding, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 02/15/20[2]	287	288,435	0.3
CITGO Petroleum Corp., Private Placement, Sr Sec’d Nt, 6.250%, 08/15/22[2,19]	204	195,330	0.2
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar,
6.375%, 03/15/24	18	5,940	0.0	[12]
8.500%, 12/15/19	26	11,495	0.0	[12]
Concho Resources, Inc., Co Guar, 6.500%, 01/15/22[19]	161	164,824	0.2
CONSOL Energy, Inc., Co Guar, 5.875%, 04/15/22[19]	130	113,587	0.1
Continental Resources, Inc., Co Guar, 5.000%, 09/15/22[19]	521	507,782	0.5
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar,
6.000%, 12/15/20	48	45,360	0.1
6.125%, 03/01/22	151	138,675	0.1
Encana Corp., Sr Unsec’d Nt, (Canada),
3.900%, 11/15/21	12	11,637	0.0	[12]
6.500%, 02/01/38	31	30,790	0.0	[12]
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24[19]	250	243,125	0.3
7.500%, 10/15/20	19	20,140	0.0	[12]
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., Co Guar, 7.125%, 06/01/22[19]	124	124,947	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS (continued)
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar,
6.375%, 06/15/23	$93	$55,800	0.0	[12] %
7.750%, 09/01/22	142	86,620	0.1
9.375%, 05/01/20	371	262,482	0.3
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.625%, 06/15/24[19]	125	113,750	0.1
6.000%, 05/15/23	82	76,670	0.1
6.750%, 08/01/22	75	72,750	0.1
Halcon Resources Corp., Private Placement, Sec’d Nt, 13.000%, 02/15/22[2]	174	92,220	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2,19]	377	351,515	0.4
5.750%, 10/01/25[2,19]	225	214,875	0.2
7.625%, 04/15/21[2]	52	53,430	0.0	[12]
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20[19]	125	125,625	0.1
Jupiter Resources, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 8.500%, 10/01/22[2]	250	179,375	0.2
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21[19]	231	213,675	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	85	65,875	0.1
7.000%, 03/31/24[2,19]	258	198,660	0.2
MPLX LP, Private Placement, Co Guar,
4.875%, 12/01/24[2,19]	130	126,696	0.1
4.875%, 06/01/25[2,19]	333	325,596	0.4
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	57	44,745	0.0	[12]
Newfield Exploration Co., Sr Unsec’d Nt,
5.375%, 01/01/26	75	72,938	0.1
5.625%, 07/01/24[19]	151	151,000	0.1
5.750%, 01/30/22[19]	350	354,375	0.4
NGL Energy Partners LP/NGL Energy Finance Corp., Co Guar,
5.125%, 07/15/19	53	48,230	0.0	[12]
OIL, GAS & CONSUMABLE FUELS (continued)
6.875%, 10/15/21	105	92,138	0.1
NGPL PipeCo LLC, Private Placement, Sr Sec’d Nt, 9.625%, 06/01/19[2]	75	78,562	0.1
Oasis Petroleum, Inc., Co Guar,
6.875%, 03/15/22[19]	267	246,975	0.3
7.250%, 02/01/19	140	134,050	0.1
PBF Holding Co. LLC/PBF Finance Corp., Private Placement, Sr Sec’d Nt, 7.000%, 11/15/23[2]	121	116,916	0.1
Penn Virginia Corp., Co Guar, 8.500%, 05/01/20[1,4]	211	81,235	0.1
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23[19]	239	219,880	0.2
5.375%, 10/01/22[19]	343	319,848	0.4
6.875%, 03/01/21[19]	103	104,030	0.1
Range Resources Corp., Co Guar, 4.875%, 05/15/25	24	22,860	0.0	[12]
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar,
5.000%, 10/01/22[19]	84	86,203	0.1
5.875%, 03/01/22[19]	152	161,419	0.2
6.500%, 07/15/21[19]	320	330,653	0.3
Rice Energy, Inc., Co Guar, 7.250%, 05/01/23[19]	108	109,620	0.1
Rockies Express Pipeline LLC, Private Placement, Sr Unsec’d, 6.000%, 01/15/19[2,19]	300	305,250	0.3
RSP Permian, Inc., Co Guar, 6.625%, 10/01/22	62	63,860	0.1
Sabine Oil & Gas Corp., Co Guar, 9.750%, 02/15/17[1,4]	148	2,960	0.0	[12]
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24[19]	220	188,100	0.2
5.625%, 06/01/25[19]	131	112,660	0.1
6.500%, 11/15/21	150	141,375	0.2
6.500%, 01/01/23[19]	223	207,390	0.2
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	159	71,550	0.1
Sunoco LP/Sunoco Finance Corp., Private Placement, Co Guar,
6.250%, 04/15/21[2]	207	207,387	0.2
6.375%, 04/01/23[2]	225	223,313	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	$52	$52,130	0.1%
6.875%, 02/01/21[19]	200	203,500	0.2
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Co Guar,
5.500%, 10/15/19[19]	97	101,365	0.1
6.125%, 10/15/21	30	31,050	0.0	[12]
6.250%, 10/15/22[19]	93	96,952	0.1
6.375%, 05/01/24	105	109,988	0.1
Transcontinental Gas Pipe Line Co. LLC, Private Placement, Sr Unsec’d Nt, 7.850%, 02/01/26[2,19]	100	124,506	0.1
Ultra Petroleum Corp., Sr Unsec’d Nt, (Canada),
5.750%, 12/15/18[1,4]	255	171,488	0.2
6.125%, 10/01/24[1,4]	171	120,127	0.1
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	243	59,535	0.1
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	65	59,150	0.1
Whiting Petroleum Corp., Co Guar, 5.000%, 03/15/19	177	162,840	0.2
Williams Partners LP/ACMP Finance Corp., Sr Unsec’d Nt,
4.875%, 05/15/23[19]	83	80,235	0.1
6.125%, 07/15/22[19]	156	160,053	0.1
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 09/15/24[19]	343	301,840	0.3
6.000%, 01/15/22[19]	593	551,490	0.6

		13,600,653	13.9
Total Energy		15,265,820	15.6

FINANCIALS — 8.7%
BANKS — 3.0%
Barclays Bank plc, Sub Nt, (United Kingdom), 7.625%, 11/21/22[19]	200	215,250	0.2
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2,19]	130	137,475	0.1
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17	303	308,605	0.3
5.000%, 08/15/22[19]	327	332,723	0.4
5.250%, 03/15/18	85	87,574	0.1
BANKS (continued)
5.375%, 05/15/20[19]	505	526,462	0.5
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23[19]	246	250,064	0.3
6.100%, 06/10/23[19]	535	547,360	0.6
6.125%, 12/15/22[19]	503	527,568	0.5

		2,933,081	3.0
CAPITAL MARKETS — 0.2%
E*TRADE Financial Corp., Sr Unsec’d Nt,
4.625%, 09/15/23[19]	102	103,275	0.1
5.375%, 11/15/22[19]	78	82,290	0.1

		185,565	0.2
CONSUMER FINANCE — 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co Guar, (Ireland), 4.500%, 05/15/21	200	204,650	0.2
Ally Financial, Inc., Co Guar, 8.000%, 11/01/31[19]	237	274,327	0.3
Ally Financial, Inc., Sr Unsec’d Nt,
3.600%, 05/21/18[19]	197	197,493	0.2
4.125%, 03/30/20[19]	650	651,625	0.7
4.625%, 05/19/22	79	79,592	0.1
4.625%, 03/30/25[19]	225	221,344	0.2
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,456	0.0	[12]
4.250%, 05/15/23	38	39,084	0.1
Springleaf Finance Corp., Co Guar,
7.750%, 10/01/21	24	23,100	0.0	[12]
8.250%, 12/15/20[19]	113	113,283	0.1

		1,826,954	1.9
DIVERSIFIED FINANCIAL SERVICES — 1.2%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	327	143,880	0.1
Argos Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 03/15/23[2]	295	303,481	0.3
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	494	242,060	0.2
MSCI, Inc., Private Placement, Co Guar, 5.250%, 11/15/24[2]	59	60,327	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
DIVERSIFIED FINANCIAL SERVICES (continued)
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	$28	$23,940	0.0	[12] %
6.500%, 06/01/22	96	79,680	0.1
7.875%, 10/01/20	235	220,313	0.2
9.625%, 05/01/19	54	55,890	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	51,625	0.1
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	65	37,375	0.0	[12]

		1,218,571	1.2
INSURANCE — 0.6%
CNO Financial Group, Inc., Sr Unsec’d Nt,
4.500%, 05/30/20	59	61,065	0.1
5.250%, 05/30/25[19]	154	158,620	0.1
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2,19]	93	93,000	0.1
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2,19]	136	131,070	0.1
USI, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	133	131,670	0.2

		575,425	0.6
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Communications Sales & Leasing, Inc./CSL Capital LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/15/23[2]	139	141,432	0.2
Crown Castle International Corp., Sr Unsec’d Nt, 5.250%, 01/15/23[19]	105	117,841	0.1
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21[19]	133	139,484	0.1
Equinix, Inc., Sr Unsec’d Nt,
4.875%, 04/01/20[19]	128	132,800	0.1
5.375%, 01/01/22	68	70,210	0.1
5.750%, 01/01/25	48	49,680	0.0	[12]
5.875%, 01/15/26	60	62,550	0.1
Iron Mountain, Inc., Co Guar, 5.750%, 08/15/24[19]	191	192,910	0.2
REAL ESTATE INVESTMENT TRUSTS (REITs) (continued)
Iron Mountain, Inc., Private Placement, Co Guar, 6.000%, 10/01/20[2,19]	199	209,945	0.2
RHP Hotel Properties LP/RHP Finance Corp., Co Guar,
5.000%, 04/15/21	59	60,180	0.0	[12]
5.000%, 04/15/23	65	64,513	0.1
VEREIT Operating Partnership LP, Co Guar,
4.125%, 06/01/21	38	39,615	0.1
4.875%, 06/01/26	17	17,425	0.0	[12]

		1,298,585	1.3
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Kennedy-Wilson, Inc., Co Guar, 5.875%, 04/01/24	18	17,550	0.0	[12]
Mattamy Group Corp., Private Placement, Co Guar, (Canada), 6.500%, 11/15/20[2]	144	138,240	0.2

		155,790	0.2
THRIFTS & MORTGAGE FINANCE — 0.3%
Quicken Loans, Inc., Private Placement, Co Guar, 5.750%, 05/01/25[2]	248	239,320	0.2
Radian Group, Inc., Sr Unsec’d Nt, 7.000%, 03/15/21	76	81,273	0.1

		320,593	0.3
Total Financials		8,514,564	8.7

HEALTH CARE — 13.2%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Alere, Inc., Co Guar, 6.500%, 06/15/20[19]	120	119,400	0.1
Alere, Inc., Private Placement, Co Guar, 6.375%, 07/01/23[2]	47	48,997	0.1
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	306	312,885	0.3
Hill-Rom Holdings, Inc., Private Placement, Sr Unsec’d Nt, 5.750%, 09/01/23[2,19]	110	112,475	0.1
Hologic, Inc., Private Placement, Co Guar, 5.250%, 07/15/22[2,19]	202	211,090	0.2
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Private Placement, Co Guar, (Luxembourg),
4.875%, 04/15/20[2]	165	159,225	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
5.500%, 04/15/25[2]	$135	$120,436	0.1%
5.625%, 10/15/23[2]	179	166,694	0.2
5.750%, 08/01/22[2]	353	336,012	0.3
Sterigenics-Nordion Holdings LLC, Private Placement, Sr Unsec’d Nt, 6.500%, 05/15/23[2]	60	60,750	0.1
Teleflex, Inc., Co Guar,
4.875%, 06/01/26	18	18,135	0.0	[12]
5.250%, 06/15/24[19]	105	106,050	0.1

		1,772,149	1.8
HEALTH CARE PROVIDERS & SERVICES — 8.3%
Acadia Healthcare Co., Inc., Co Guar,
5.125%, 07/01/22[19]	105	101,850	0.1
5.625%, 02/15/23	70	68,600	0.1
6.125%, 03/15/21[19]	108	110,970	0.1
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 6.500%, 03/01/24[2]	70	71,050	0.1
Amsurg Corp., Co Guar,
5.625%, 11/30/20	65	67,112	0.1
5.625%, 07/15/22[19]	125	128,438	0.1
Centene Corp., Private Placement, Sr Unsec’d Nt,
5.625%, 02/15/21[2,19]	180	187,650	0.2
6.125%, 02/15/24[2,19]	120	127,575	0.1
CHS/Community Health Systems, Inc., Co Guar,
6.875%, 02/01/22	321	280,875	0.3
7.125%, 07/15/20[19]	183	169,657	0.2
8.000%, 11/15/19[19]	198	193,298	0.2
CHS/Community Health Systems, Inc., Sr Sec’d Nt,
5.125%, 08/15/18	10	10,175	0.0	[12]
5.125%, 08/01/21[19]	110	109,175	0.1
DaVita HealthCare Partners, Inc., Co Guar,
5.000%, 05/01/25[19]	235	232,944	0.2
5.125%, 07/15/24[19]	170	171,887	0.2
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2,19]	140	142,072	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
4.125%, 10/15/20[2]	95	97,613	0.1
HEALTH CARE PROVIDERS & SERVICES (continued)
4.750%, 10/15/24[2]	55	57,200	0.0	[12]
5.625%, 07/31/19[2]	67	72,653	0.1
5.750%, 02/15/21[2]	90	99,900	0.1
5.875%, 01/31/22[2]	105	115,106	0.1
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21[19]	235	252,037	0.3
HCA, Inc., Co Guar,
5.375%, 02/01/25[19]	377	386,425	0.4
5.875%, 05/01/23[19]	180	191,925	0.2
5.875%, 02/15/26[19]	160	166,000	0.2
7.500%, 02/15/22	270	306,990	0.3
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19[19]	122	126,270	0.1
4.250%, 10/15/19[19]	150	156,375	0.2
5.000%, 03/15/24[19]	184	190,440	0.2
5.250%, 04/15/25[19]	170	177,650	0.2
5.250%, 06/15/26[19]	175	181,563	0.2
5.875%, 03/15/22	100	108,750	0.1
6.500%, 02/15/20[19]	275	304,906	0.3
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19[19]	632	607,115	0.6
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	53	54,457	0.0	[12]
LifePoint Health, Inc., Co Guar, 5.500%, 12/01/21[19]	144	150,120	0.1
LifePoint Health, Inc., Private Placement, Co Guar, 5.375%, 05/01/24[2]	60	60,150	0.1
MPH Acquisition Holdings LLC, Private Placement, Sr Unsec’d Nt, 7.125%, 06/01/24[2]	360	378,000	0.4
Team Health, Inc., Private Placement, Co Guar, 7.250%, 12/15/23[2,19]	140	149,817	0.1
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	75,375	0.1
4.750%, 06/01/20	75	76,822	0.1
6.000%, 10/01/20[19]	173	182,515	0.2
6.250%, 11/01/18[19]	105	110,775	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
5.000%, 03/01/19[19]	108	104,490	0.1
5.500%, 03/01/19[19]	400	394,000	0.4
6.750%, 02/01/20	30	29,625	0.0	[12]
6.750%, 06/15/23[19]	185	177,138	0.2
8.000%, 08/01/20[19]	288	294,840	0.3
8.125%, 04/01/22[19]	128	131,174	0.2

		8,141,544	8.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE TECHNOLOGY — 0.4%
Change Healthcare Holdings, Inc., Private Placement, Co Guar, 6.000%, 02/15/21[2,19]	$145	$153,700	0.2%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2,19]	180	183,150	0.2

		336,850	0.4
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Quintiles Transnational Corp., Private Placement, Co Guar, 4.875%, 05/15/23[2,19]	120	121,800	0.1

PHARMACEUTICALS — 2.6%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.000%, (cash) 05/15/19[2,17]	70	70,175	0.1
Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12[1,4]	2,805	280	0.0	[12]
Concordia International Corp., Private Placement, Co Guar, (Canada), 7.000%, 04/15/23[2,19]	445	379,363	0.4
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	105	94,752	0.1
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Private Placement, Co Guar, (Ireland),
6.000%, 07/15/23[2]	285	250,800	0.2
6.000%, 02/01/25[2]	215	186,513	0.2
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.375%, 03/15/20[2,19]	295	252,041	0.3
5.625%, 12/01/21[2]	65	53,625	0.1
5.875%, 05/15/23[2,19]	574	463,505	0.5
6.125%, 04/15/25[2,19]	345	276,862	0.3
6.375%, 10/15/20[2,19]	130	111,800	0.1
7.000%, 10/01/20[2,19]	280	247,100	0.2
7.500%, 07/15/21[2,19]	152	134,045	0.1

		2,520,861	2.6
Total Health Care		12,893,204	13.2

INDUSTRIALS — 13.8%
AEROSPACE & DEFENSE — 0.9%
Aerojet Rocketdyne Holdings, Inc., Sec’d Nt, 7.125%, 03/15/21	65	68,575	0.1
AEROSPACE & DEFENSE (continued)
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	88	84,040	0.1
5.500%, 09/15/18[2]	56	55,440	0.1
6.125%, 01/15/23[2]	55	47,025	0.0	[12]
Orbital ATK, Inc., Co Guar,
5.250%, 10/01/21[19]	93	97,072	0.1
5.500%, 10/01/23	35	36,487	0.0	[12]
TransDigm, Inc., Co Guar, 6.000%, 07/15/22[19]	228	229,181	0.2
TransDigm, Inc., Private Placement, Co Guar, 6.375%, 06/15/26[2]	108	107,730	0.1
Triumph Group, Inc., Co Guar, 4.875%, 04/01/21	148	139,120	0.2

		864,670	0.9
AIRLINES — 0.7%
Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	447	493,368	0.5
U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	141	144,221	0.1
UAL 2007-1 Pass-Through Trust, Private Placement, Series B, 7.336%, 07/02/19[2]	60	61,923	0.1

		699,512	0.7
BUILDING PRODUCTS — 1.3%
Masco Corp., Sr Unsec’d Nt,
5.950%, 03/15/22	43	48,080	0.1
7.125%, 03/15/20	10	11,515	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 5.625%, 03/15/23[2,19]	107	111,012	0.1
NCI Building Systems, Inc., Private Placement, Co Guar, 8.250%, 01/15/23[2,19]	140	150,471	0.2
Standard Industries, Inc., Private Placement, Sr Unsec’d Nt,
5.125%, 02/15/21[2]	57	58,567	0.1
5.500%, 02/15/23[2,19]	97	99,183	0.1
6.000%, 10/15/25[2,19]	235	245,575	0.2
Summit Materials LLC/Summit Materials Finance Corp., Co Guar, 6.125%, 07/15/23	399	393,262	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
BUILDING PRODUCTS (continued)
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	$160	$138,400	0.1%

		1,256,065	1.3
COMMERCIAL SERVICES & SUPPLIES — 3.9%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	63,525	0.1
ADT Corp. (The), Sr Unsec’d Nt, 4.125%, 06/15/23[19]	532	498,085	0.5
Aramark Services, Inc., Co Guar,
5.125%, 01/15/24	45	45,900	0.1
5.750%, 03/15/20	14	14,420	0.0	[12]
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19	338	344,971	0.3
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	80	77,600	0.1
Garda World Security Corp., Private Placement, Co Guar, (Canada), 7.250%, 11/15/21[2,19]	385	310,887	0.3
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2,19]	180	165,600	0.2
9.750%, 08/01/18[2]	28	28,420	0.0	[12]
ILFC E-Capital Trust I, Private Placement, VAR, 3.980%, 12/21/65[2,19]	450	353,250	0.4
ILFC E-Capital Trust II, Private Placement, VAR, 4.230%, 12/21/65[2]	520	410,800	0.4
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Private Placement, Co Guar, 6.375%, 08/01/23[2]	205	209,613	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	83	86,735	0.1
Prime Security Services Borrower LLC/Prime Finance, Inc. ., Private Placement, Sec’d Nt, 9.250%, 05/15/23[2]	648	686,880	0.7
Quad/Graphics, Inc., Co Guar, 7.000%, 05/01/22[19]	125	110,313	0.1
COMMERCIAL SERVICES & SUPPLIES (continued)
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 01/15/16[1,4]	1,415	—	0.0
6.500%, 08/01/27[1,4]	810	—	0.0
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.500%, 11/15/23	19	17,670	0.0	[12]
7.000%, 02/15/22	75	73,500	0.1
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2,19]	230	213,900	0.2
West Corp., Private Placement, Sr Sec’d Nt, 4.750%, 07/15/21[2]	93	92,535	0.1

		3,804,604	3.9
CONSTRUCTION & ENGINEERING — 1.2%
AECOM, Co Guar,
5.750%, 10/15/22[19]	200	204,000	0.2
5.875%, 10/15/24[19]	360	369,000	0.4
MasTec, Inc., Co Guar, 4.875%, 03/15/23[19]	445	412,738	0.4
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18[19]	209	211,351	0.2

		1,197,089	1.2
ELECTRICAL EQUIPMENT — 0.5%
EnerSys, Private Placement, Co Guar, 5.000%, 04/30/23[2]	65	64,187	0.1
International Wire Group Holdings, Inc., Private Placement, Sec’d Nt, 8.500%, 10/15/17[2]	122	120,780	0.1
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands),
4.875%, 10/15/23[2,19]	117	117,000	0.1
5.000%, 10/01/25[2,19]	138	138,606	0.1
5.625%, 11/01/24[2]	56	58,135	0.1

		498,708	0.5
MACHINERY — 1.0%
ATS Automation Tooling Systems, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 06/15/23[2,19]	182	185,185	0.2
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	200	172,000	0.2
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), 10.000%, 12/10/19[2]	500	222,500	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MACHINERY (continued)
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	$289	$297,670	0.3%
Oshkosh Corp., Co Guar, 5.375%, 03/01/25	59	60,622	0.1

		937,977	1.0
MARINE — 0.5%
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., Private Placement, Sr Sec’d Nt, 7.375%, 01/15/22[2]	355	157,975	0.2
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 7.250%, 05/01/22[2]	182	128,310	0.1
Shelf Drilling Holdings Ltd., Private Placement, Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	91,867	0.1
Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21[1,4]	437	87,400	0.1

		465,552	0.5
PROFESSIONAL SERVICES — 0.1%
IHS, Inc., Co Guar, 5.000%, 11/01/22	70	72,275	0.1

ROAD & RAIL — 0.4%
Ashtead Capital, Inc., Private Placement, Sec’d Nt,
5.625%, 10/01/24[2]	200	201,000	0.2
6.500%, 07/15/22[2]	200	208,124	0.2

		409,124	0.4
TRADING COMPANIES & DISTRIBUTORS — 3.3%
Ahern Rentals, Inc., Private Placement, Sec’d Nt, 7.375%, 05/15/23[2]	167	115,230	0.1
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
5.000%, 04/01/23	73	74,182	0.1
6.250%, 12/01/19	30	32,550	0.0	[12]
7.625%, 04/15/20	115	129,519	0.1
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	285	294,975	0.3
HD Supply, Inc., Co Guar, 7.500%, 07/15/20[19]	310	324,694	0.3
HD Supply, Inc., Private Placement, Co Guar, 5.750%, 04/15/24[2]	84	87,360	0.1
TRADING COMPANIES & DISTRIBUTORS (continued)
HD Supply, Inc., Private Placement, Sr Sec’d Nt, 5.250%, 12/15/21[2,19]	155	162,508	0.2
International Lease Finance Corp., Sr Unsec’d Nt,
4.625%, 04/15/21	21	21,630	0.0	[12]
8.250%, 12/15/20[19]	888	1,049,900	1.1
United Rentals North America, Inc., Co Guar,
5.500%, 07/15/25[19]	178	175,330	0.2
5.750%, 11/15/24	25	25,187	0.0	[12]
5.875%, 09/15/26	15	14,888	0.0	[12]
6.125%, 06/15/23[19]	447	465,439	0.5
Univar USA, Inc., Private Placement, Co Guar, 6.750%, 07/15/23[2]	145	143,188	0.1
WESCO Distribution, Inc., Private Placement, Co Guar, 5.375%, 06/15/24[2]	150	150,000	0.2

		3,266,580	3.3
Total Industrials		13,472,156	13.8

INFORMATION TECHNOLOGY — 9.4%
COMMUNICATIONS EQUIPMENT — 1.5%
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29[19]	173	180,352	0.2
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[2]	172	37,840	0.0	[12]
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2]	548	390,450	0.4
CommScope Technologies Finance LLC, Private Placement, Sr Unsec’d Nt, 6.000%, 06/15/25[2]	114	116,850	0.1
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	23	23,494	0.0	[12]
5.500%, 06/15/24[2,19]	222	225,330	0.3
CommScope, Inc., Private Placement, Sr Sec’d Nt, 4.375%, 06/15/20[2]	34	35,020	0.0	[12]
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	402	201,000	0.2
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19[19]	101	108,070	0.1
6.625%, 05/15/39[19]	100	105,750	0.1
Plantronics, Inc., Private Placement, Co Guar, 5.500%, 05/31/23[2,19]	95	93,813	0.1

		1,517,969	1.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Anixter, Inc., Co Guar, 5.500%, 03/01/23	$140	$142,450	0.1%
Belden, Inc., Private Placement, Co Guar,
5.250%, 07/15/24[2]	53	51,278	0.1
5.500%, 09/01/22[2]	15	15,112	0.0	[12]
CDW LLC/CDW Finance Corp., Co Guar,
5.000%, 09/01/23	55	55,384	0.1
6.000%, 08/15/22[19]	101	105,545	0.1
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	45	46,013	0.1
Zebra Technologies Corp., Sr Unsec’d Nt, 7.250%, 10/15/22	38	40,280	0.0	[12]

		456,062	0.5
INTERNET SOFTWARE & SERVICES — 0.5%
Blue Coat Holdings, Inc., Private Placement, Co Guar, 8.375%, 06/01/23[2]	87	98,310	0.1
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18[19]	33	33,701	0.0	[12]
Match Group, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 06/01/24[2]	60	62,550	0.1
VeriSign, Inc., Sr Unsec’d Nt,
4.625%, 05/01/23[19]	111	112,388	0.1
5.250%, 04/01/25[19]	191	195,775	0.2

		502,724	0.5
IT SERVICES — 1.9%
Alliance Data Systems Corp., Private Placement, Co Guar, 5.375%, 08/01/22[2]	160	153,200	0.2
First Data Corp., Private Placement, Co Guar, 7.000%, 12/01/23[2,19]	733	743,995	0.8
First Data Corp., Private Placement, Sec’d Nt, 5.750%, 01/15/24[2]	237	234,926	0.2
First Data Corp., Private Placement, Sr Sec’d Nt,
5.000%, 01/15/24[2,19]	344	344,860	0.3
5.375%, 08/15/23[2,19]	106	107,644	0.1
6.750%, 11/01/20[2,19]	260	271,568	0.3

		1,856,193	1.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc., Sr Unsec’d Nt, 6.750%, 03/01/19	70	67,200	0.0	[12]
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
7.000%, 07/01/24	196	165,620	0.2
7.500%, 08/15/22	97	86,330	0.1
7.750%, 08/01/20	85	79,050	0.1
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	56,306	0.0	[12]
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt, 6.000%, 01/15/22[2]	58	61,161	0.1
Micron Technology, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 09/15/23[2]	171	182,816	0.2
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/23[2]	11	9,378	0.0	[12]
5.625%, 01/15/26[2]	82	68,265	0.1
Micron Technology, Inc., Sr Unsec’d Nt,
5.500%, 02/01/25[19]	138	117,300	0.1
5.875%, 02/15/22	50	47,000	0.1
Microsemi Corp., Private Placement, Co Guar, 9.125%, 04/15/23[2,19]	132	145,200	0.1
NXP B.V./NXP Funding LLC, Private Placement, Co Guar, (Netherlands), 4.125%, 06/01/21[2]	200	203,000	0.2
NXP BV/NXP Funding LLC, Private Placement, Co Guar, (Netherlands),
4.125%, 06/15/20[2,19]	218	220,725	0.2
4.625%, 06/15/22[2,19]	257	260,855	0.3
5.750%, 03/15/23[2,19]	200	209,000	0.2
Qorvo, Inc., Private Placement, Co Guar, 6.750%, 12/01/23[2,19]	166	172,640	0.2

		2,151,846	2.2
SOFTWARE — 1.2%
Activision Blizzard, Inc., Private Placement, Co Guar, 6.125%, 09/15/23[2]	35	38,062	0.0	[12]
Infor Software Parent LLC/Infor Software Parent, Inc., Private Placement, Co Guar, 7.125%, (cash) 05/01/21[2,17]	108	96,120	0.1
Infor U.S., Inc., Private Placement, Sr Sec’d Nt, 5.750%, 08/15/20[2]	39	40,901	0.0	[12]
Infor US, Inc., Co Guar, 6.500%, 05/15/22[19]	193	182,265	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SOFTWARE (continued)
Informatica LLC, Private Placement, Sr Unsec’d Nt, 7.125%, 07/15/23[2,19]	$148	$140,230	0.2%
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2,19]	223	226,902	0.2
Open Text Corp., Private Placement, Co Guar, (Canada),
5.625%, 01/15/23[2]	75	75,938	0.1
5.875%, 06/01/26[2]	87	87,435	0.1
Solera LLC/Solera Finance, Inc., Private Placement, Sr Unsec’d Nt, 10.500%, 03/01/24[2]	140	146,913	0.2
SS&C Technologies Holdings, Inc., Co Guar, 5.875%, 07/15/23	97	98,698	0.1

		1,133,464	1.2
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Private Placement, Co Guar, 7.125%, 06/15/24[2]	100	104,474	0.1
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Private Placement, Sr Sec’d Nt,
4.420%, 06/15/21[2]	90	92,502	0.1
5.450%, 06/15/23[2]	259	268,564	0.3
6.020%, 06/15/26[2]	259	268,713	0.3
8.100%, 07/15/36[2]	36	38,827	0.0	[12]
8.350%, 07/15/46[2]	52	56,030	0.1
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Private Placement, Sr Unsec’d Nt, 5.875%, 06/15/21[2]	95	97,364	0.1
Diebold, Inc., Private Placement, Co Guar, 8.500%, 04/15/24[2,19]	191	189,568	0.2
NCR Corp., Co Guar,
5.000%, 07/15/22	35	34,300	0.0	[12]
5.875%, 12/15/21	15	15,225	0.0	[12]
6.375%, 12/15/23	40	40,800	0.1
Western Digital Corp., Private Placement, Co Guar, 10.500%, 04/01/24[2]	209	223,630	0.2
Western Digital Corp., Private Placement, Sr Sec’d Nt, 7.375%, 04/01/23[2]	97	103,305	0.1

		1,533,302	1.6
Total Information Technology		9,151,560	9.4

MATERIALS — 13.9%
CHEMICALS — 3.6%
A Schulman, Inc., Private Placement, Co Guar, 6.875%, 06/01/23[2]	200	199,700	0.2
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), Class B, 8.100%, 03/15/27[2,19]	215	285,841	0.3
Blue Cube Spinco, Inc., Private Placement, Co Guar,
9.750%, 10/15/23[2]	332	384,290	0.4
10.000%, 10/15/25[2]	290	334,950	0.3
CVR Partners LP/CVR Nitrogen Finance Corp., Private Placement, Sr Sec’d Nt, 9.250%, 06/15/23[2]	442	449,735	0.4
GCP Applied Technologies, Inc., Private Placement, Co Guar, 9.500%, 02/01/23[2,19]	167	186,622	0.2
Hexion, Inc., Sr Sec’d Nt, 6.625%, 04/15/20[19]	832	695,802	0.7
Momentive Performance Materials, Inc., Sr Sec’d Nt,
3.880%, 10/24/21[19]	150	119,250	0.1
8.875%, 10/15/20[1,4]	150	—	0.0
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.000%, 05/01/25[2]	81	80,190	0.1
5.250%, 08/01/23[2]	135	135,675	0.1
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	167,660	0.2
PolyOne Corp., Sr Unsec’d Nt, 5.250%, 03/15/23[19]	253	254,897	0.3
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt, 8.250%, 01/15/21[2,19]	200	162,000	0.2
Scotts Miracle-Gro Co. (The), Private Placement, Co Guar, 6.000%, 10/15/23[2]	100	105,250	0.1

		3,561,862	3.6
CONSTRUCTION MATERIALS — 1.7%
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	530	514,100	0.5
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico), 5.700%, 01/11/25[2]	250	236,875	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONSTRUCTION MATERIALS (continued)
7.750%, 04/16/26[2,19]	$593	$618,202	0.6%
Headwaters, Inc., Co Guar, 7.250%, 01/15/19	145	147,900	0.2
U.S. Concrete, Inc., Private Placement, Co Guar, 6.375%, 06/01/24[2]	111	111,000	0.1

		1,628,077	1.7
CONTAINERS & PACKAGING — 2.0%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	34,588	0.0	[12]
Ball Corp., Co Guar,
5.000%, 03/15/22[19]	150	159,225	0.2
5.250%, 07/01/25[19]	128	133,440	0.1
Berry Plastics Corp., Sec’d Nt, 5.125%, 07/15/23[19]	225	225,000	0.2
Cascades, Inc., Private Placement, Co Guar, (Canada),
5.500%, 07/15/22[2,19]	135	131,119	0.2
5.750%, 07/15/23[2,19]	105	101,062	0.1
Constar International, Inc., 11.000%, 12/31/17[1,4,16]	228	23,922	0.0	[12]
Owens-Brockway Glass Container, Inc., Private Placement, Co Guar,
5.000%, 01/15/22[2]	85	85,106	0.1
5.375%, 01/15/25[2,19]	159	157,808	0.2
6.375%, 08/15/25[2]	29	30,305	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar, 8.250%, 02/15/21	100	104,612	0.1
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 5.750%, 10/15/20	360	371,851	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Co Guar, 7.000%, 07/15/24[2]	25	25,738	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Sr Sec’d Nt, 5.125%, 07/15/23[2]	45	45,563	0.1
CONTAINERS & PACKAGING (continued)
Sealed Air Corp., Private Placement, Co Guar,
4.875%, 12/01/22[2]	85	87,444	0.1
5.125%, 12/01/24[2]	85	87,231	0.1
6.500%, 12/01/20[2,19]	120	136,500	0.1

		1,940,514	2.0
METALS & MINING — 6.2%
AK Steel Corp., Sr Sec’d Nt, 7.500%, 07/15/23	195	199,022	0.2
Alcoa, Inc., Sr Unsec’d Nt,
5.125%, 10/01/24[19]	385	384,037	0.4
5.400%, 04/15/21[19]	100	106,125	0.1
5.720%, 02/23/19[19]	110	118,180	0.1
6.150%, 08/15/20	50	54,125	0.0	[12]
6.750%, 01/15/28[19]	68	70,040	0.1
Aleris International, Inc., Private Placement, Sr Sec’d Nt, 9.500%, 04/01/21[2]	135	138,712	0.1
Anglo American Capital plc, Private Placement, Co Guar, (United Kingdom),
4.450%, 09/27/20[2,19]	100	97,500	0.1
4.875%, 05/14/25[2,19]	200	190,000	0.2
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
6.500%, 03/01/21	30	30,825	0.0	[12]
7.250%, 02/25/22[19]	340	357,850	0.4
8.000%, 10/15/39[19]	430	417,100	0.4
10.850%, 06/01/19[19]	365	429,787	0.5
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21[19]	210	202,125	0.2
Commercial Metals Co., Sr Unsec’d Nt, 4.875%, 05/15/23	75	70,875	0.1
Freeport-McMoRan, Inc., Co Guar,
3.100%, 03/15/20[19]	165	155,925	0.2
3.875%, 03/15/23[19]	480	420,000	0.4
5.400%, 11/14/34	26	20,670	0.0	[12]
5.450%, 03/15/43[19]	494	396,435	0.4
Hecla Mining Co., Co Guar, 6.875%, 05/01/21[19]	205	196,287	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	64	54,080	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
METALS & MINING (continued)
Kaiser Aluminum Corp., Private Placement, Co Guar, 5.875%, 05/15/24[2]	$60	$61,650	0.1%
Lundin Mining Corp., Private Placement, Sr Sec’d Nt, (Canada),
7.500%, 11/01/20[2,19]	107	109,140	0.1
7.875%, 11/01/22[2,19]	120	122,700	0.1
New Gold, Inc., Private Placement, Co Guar, (Canada), 6.250%, 11/15/22[2,19]	261	254,475	0.3
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20[19]	429	447,233	0.5
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	100	87,000	0.1
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., Private Placement, Co Guar, 6.375%, 05/01/22[2]	150	143,438	0.1
Steel Dynamics, Inc., Co Guar,
5.125%, 10/01/21	90	91,913	0.1
5.250%, 04/15/23	202	206,040	0.2
5.500%, 10/01/24	30	30,675	0.0	[12]
6.375%, 08/15/22[19]	108	113,400	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	95	59,850	0.1
Teck Resources Ltd., Co Guar, (Canada), 4.500%, 01/15/21	85	73,950	0.1
Teck Resources Ltd., Private Placement, Co Guar, (Canada),
8.000%, 06/01/21[2]	25	25,750	0.0	[12]
8.500%, 06/01/24[2]	95	98,563	0.1
United States Steel Corp., Private Placement, Sr Sec’d Nt, 8.375%, 07/01/21[2]	67	70,601	0.1

		6,106,078	6.2
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp., Private Placement, Co Guar, 5.375%, 02/01/25[2,19]	110	110,000	0.1
Hardwoods Acquisition, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	205	155,800	0.2
PAPER & FOREST PRODUCTS (continued)
NWH Escrow Corp., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	105	77,700	0.1

		343,500	0.4
Total Materials		13,580,031	13.9

TELECOMMUNICATION SERVICES — 15.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.4%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg),
6.500%, 01/15/22[2]	200	198,000	0.2
6.625%, 02/15/23[2]	200	196,374	0.2
7.500%, 05/15/26[2]	250	245,625	0.3
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, Sr Unsec’d Nt,
5.375%, 05/01/25[2]	34	34,510	0.0	[12]
5.500%, 05/01/26[2]	275	279,125	0.3
5.750%, 02/15/26[2]	471	485,130	0.5
5.875%, 04/01/24[2,19]	399	415,957	0.4
CCO Holdings LLC/CCO Holdings Capital Corp., Sr Unsec’d Nt,
5.250%, 09/30/22	90	92,362	0.1
5.750%, 09/01/23	19	19,570	0.0	[12]
Cincinnati Bell, Inc., Co Guar, 8.375%, 10/15/20	275	286,800	0.3
Consolidated Communications, Inc., Co Guar, 6.500%, 10/01/22	153	137,318	0.1
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36[19]	1,373	1,374,716	1.4
Frontier Communications Corp., Sr Unsec’d Nt,
7.125%, 03/15/19[19]	110	116,600	0.1
8.500%, 04/15/20[19]	407	431,929	0.4
8.750%, 04/15/22[19]	134	134,670	0.1
8.875%, 09/15/20	55	58,712	0.1
9.250%, 07/01/21[19]	257	272,099	0.3
10.500%, 09/15/22	205	216,916	0.2
11.000%, 09/15/25	443	460,166	0.5
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
5.500%, 08/01/23	199	125,868	0.1
7.250%, 04/01/19	122	89,060	0.1
7.250%, 10/15/20	195	138,937	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Intelsat Jackson Holdings S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 8.000%, 02/15/24[2]	$200	$197,000	0.2%
Intelsat Luxembourg S.A., Co Guar, (Luxembourg), 7.750%, 06/01/21	225	55,125	0.1
Level 3 Communications, Inc., Sr Unsec’d Nt, 5.750%, 12/01/22[19]	307	310,838	0.3
Level 3 Financing, Inc., Co Guar,
5.125%, 05/01/23	75	74,344	0.1
5.375%, 08/15/22[19]	96	96,960	0.1
5.375%, 01/15/24	123	123,769	0.1
5.375%, 05/01/25[19]	150	148,875	0.2
5.625%, 02/01/23[19]	123	124,153	0.1
Level 3 Financing, Inc., Private Placement, Co Guar, 5.250%, 03/15/26[2]	55	53,900	0.1
Numericable-SFR S.A., Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2,19]	600	583,500	0.6
6.250%, 05/15/24[2,19]	200	191,250	0.2
7.375%, 05/01/26[2,19]	200	197,750	0.2
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	360	306,360	0.3
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	53,358	0.0	[12]
SBA Communications Corp., Sr Unsec’d Nt, 4.875%, 07/15/22[19]	175	173,688	0.2
Sprint Capital Corp., Co Guar,
6.875%, 11/15/28[19]	54	42,390	0.0	[12]
8.750%, 03/15/32[19]	301	257,355	0.3
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 5.375%, 01/15/25[2]	200	198,000	0.2
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 5.375%, 04/15/21[2]	180	184,500	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 7.375%, 04/23/21[2]	222	212,565	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 4.750%, 07/15/20[2]	200	196,000	0.2
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Windstream Services LLC, Co Guar,
7.500%, 06/01/22	81	72,900	0.1
7.500%, 04/01/23[19]	167	149,048	0.1
7.750%, 10/01/21	75	70,687	0.1
Zayo Group LLC/Zayo Capital, Inc., Co Guar,
6.000%, 04/01/23	225	229,500	0.2
6.375%, 05/15/25	50	51,000	0.1

		10,165,259	10.4
WIRELESS TELECOMMUNICATION SERVICES — 5.0%
SoftBank Group Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2,19]	400	413,000	0.4
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2,19]	93	97,370	0.1
9.000%, 11/15/18[2,19]	575	612,375	0.6
Sprint Communications, Inc., Sr Unsec’d Nt, 8.375%, 08/15/17	8	8,220	0.0	[12]
Sprint Communications, Inc., Sr Unsec’d Nt,
7.000%, 08/15/20[19]	159	142,106	0.1
9.125%, 03/01/17	53	54,618	0.1
11.500%, 11/15/21	72	71,136	0.1
Sprint Corp., Co Guar,
7.125%, 06/15/24[19]	940	743,775	0.8
7.250%, 09/15/21[19]	182	155,155	0.2
7.625%, 02/15/25[19]	316	250,035	0.2
7.875%, 09/15/23[19]	353	288,578	0.3
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18[19]	95	96,900	0.1
6.000%, 03/01/23[19]	102	105,570	0.1
6.000%, 04/15/24	54	56,160	0.1
6.125%, 01/15/22[19]	167	175,141	0.2
6.250%, 04/01/21[19]	224	233,659	0.2
6.375%, 03/01/25[19]	102	106,590	0.1
6.500%, 01/15/24	43	45,257	0.0	[12]
6.500%, 01/15/26[19]	153	161,415	0.2
6.625%, 11/15/20[19]	64	66,000	0.1
6.625%, 04/01/23[19]	274	289,651	0.3
6.633%, 04/28/21[19]	246	257,070	0.3
6.731%, 04/28/22[19]	221	232,393	0.2
6.836%, 04/28/23[19]	201	212,306	0.2

		4,874,480	5.0
Total Telecommunication Services		15,039,739	15.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
UTILITIES — 5.0%
ELECTRIC UTILITIES — 0.2%
Terraform Global Operating LLC, Private Placement, Co Guar, 9.750%, 08/15/22[2]	$128		$115,840	0.1%
Texas Competitive Electric, Co Guar, VAR, 3.977%, 10/01/20	125		42,500	0.1

			158,340	0.2
GAS UTILITIES — 1.7%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt,
5.625%, 05/20/24	70		70,525	0.1
5.875%, 08/20/26	70		70,175	0.1
Ferrellgas LP/Ferrellgas Finance Corp., Private Placement, Co Guar, 6.750%, 06/15/23[2]	176		154,440	0.2
PBF Logistics LP/PBF Logistics Finance Corp., Co Guar, 6.875%, 05/15/23	91		89,180	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Co Guar,
5.625%, 07/15/22	78		68,640	0.1
5.625%, 11/15/23	78		67,860	0.0	[12]
Rose Rock Midstream LP/Rose Rock Finance Corp., Private Placement, Co Guar, 5.625%, 11/15/23[2]	—	[11]	237	0.0	[12]
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt, 5.875%, 06/30/26[2]	180		179,775	0.2
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 04/15/23	447		448,676	0.5
5.625%, 03/01/25	144		143,460	0.1
5.625%, 02/01/21	100		101,000	0.1
5.750%, 05/15/24	125		124,063	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt,
5.500%, 06/01/24	75		73,688	0.1
7.375%, 08/01/21	45		46,828	0.0	[12]

			1,638,547	1.7
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.1%
AES Corp., Sr Unsec’d Nt,
5.500%, 03/15/24[19]	269		275,389	0.3
5.500%, 04/15/25[19]	150		150,375	0.1
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (continued)
6.000%, 05/15/26	109		111,316	0.1
Calpine Corp., Private Placement, Sr Sec’d Nt,
5.250%, 06/01/26[2]	205		204,487	0.2
5.875%, 01/15/24[2]	74		76,960	0.1
Calpine Corp., Sr Unsec’d Nt,
5.500%, 02/01/24[19]	150		144,750	0.2
5.750%, 01/15/25[19]	131		127,397	0.1
Dynegy, Inc., Co Guar,
5.875%, 06/01/23[19]	347		305,360	0.3
7.375%, 11/01/22[19]	260		250,900	0.2
7.625%, 11/01/24	70		67,113	0.1
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	356		252,760	0.3
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270		191,025	0.2
NRG Energy, Inc., Co Guar,
6.250%, 07/15/22	75		73,313	0.1
6.250%, 05/01/24	175		166,579	0.2
6.625%, 03/15/23	214		210,790	0.2
NRG Energy, Inc., Private Placement, Co Guar, 7.250%, 05/15/26[2]	115		114,425	0.1
Talen Energy Supply LLC, Private Placement, Sr Unsec’d Nt, 4.625%, 07/15/19[2]	100		88,000	0.1
TerraForm Power Operating LLC, Private Placement, Co Guar,
5.875%, 02/01/23[2]	162		154,192	0.1
6.125%, 06/15/25[2]	69		65,205	0.1

			3,030,336	3.1
Total Utilities			4,827,223	5.0

Total Corporate Bonds
(Cost $129,571,993)			122,962,740	125.9

LOAN ASSIGNMENTS — 8.6%
CONSUMER DISCRETIONARY — 2.5%
AUTOMOBILES — 0.1%
Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	130		129,074	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOTELS, RESTAURANTS & LEISURE — 0.3%
Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.772%, 09/01/22	$130	$129,728	0.1%
Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20[18]	43	43,005	0.1
Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	68	67,340	0.1

		240,073	0.3
LEISURE PRODUCTS — 0.3%
Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	213	201,551	0.2
FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	123	101,410	0.1

		302,961	0.3
MEDIA — 1.5%
CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	415	415,104	0.4
EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22[18]	45	44,579	0.0	[12]
Entercom Radio LLC, Term B-2 Loan, VAR, 4.000%, 11/23/18	61	61,206	0.1
Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	45	45,000	0.0	[12]
iHeartCommunications, Inc., Term Loan D, VAR, 7.210%, 01/30/19	362	263,540	0.3
iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.960%, 07/30/19	454	330,511	0.3
Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/2018,^	45	44,944	0.1
NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 10.000%, 07/22/20	38	36,185	0.0	[12]
Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	95	95,075	0.1
Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	77	76,784	0.1
Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	81	80,503	0.1

		1,493,431	1.5
SPECIALTY RETAIL — 0.3%
J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	199	135,503	0.2
Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	127	126,634	0.1

		262,137	0.3
Total Consumer Discretionary		2,427,676	2.5

CONSUMER STAPLES — 0.6%
FOOD & STAPLES RETAILING — 0.5%
Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	457	456,001	0.5
Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	44,944	0.0	[12]

		500,945	0.5
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	115	114,418	0.1

Total Consumer Staples		615,363	0.6

ENERGY — 0.4%
ENERGY EQUIPMENT & SERVICES — 0.1%
Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	96	58,098	0.1

OIL, GAS & CONSUMABLE FUELS — 0.3%
Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	38	37,153	0.0	[12]
Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	175	48,125	0.0	[12]
Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 12.000%, 12/31/18[1,4]	250	8,437	0.0	[12]
Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	74	71,470	0.1
Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 05/18/2318,^	175	170,261	0.2

		335,446	0.3
Total Energy		393,544	0.4

FINANCIALS — 0.4%
CONSUMER FINANCE — 0.2%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	254	241,036	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
DIVERSIFIED FINANCIAL SERVICES — 0.2%
ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	$192	$182,526	0.2%

Total Financials		423,562	0.4

HEALTH CARE — 0.5%
HEALTH CARE PROVIDERS & SERVICES — 0.2%
inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	169	168,088	0.2

PHARMACEUTICALS — 0.3%
Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	174	166,638	0.2
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.000%, 04/01/22	119	115,795	0.1

		282,433	0.3
Total Health Care		450,521	0.5

INDUSTRIALS — 0.6%
BUILDING PRODUCTS — 0.2%
Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	156	151,408	0.2

CONSTRUCTION & ENGINEERING — 0.0%[12]
Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	28	28,272	0.0	[12]

INDUSTRIAL CONGLOMERATES — 0.3%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	429	321,463	0.3

MARINE — 0.1%
Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	91	53,755	0.1
Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	90	42,750	0.0	[12]

		96,505	0.1
Total Industrials		597,648	0.6

INFORMATION TECHNOLOGY — 1.3%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	317	315,775	0.3

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	75	75,379	0.1
Solar Winds Holdings, Inc., 1st Lien US Term Loan, VAR, 6.500%, 02/03/23	100	99,250	0.1

		174,629	0.2
IT SERVICES — 0.3%
First Data Corp., New 2022B Dollar Term Loan, VAR, 4.202%, 07/08/22	264	261,059	0.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loan, (Singapore), VAR, 4.250%, 02/01/23	299	299,391	0.3
Microsemi Corp., Closing Date Term B Loan, VAR, 5.250%, 01/15/23	100	99,331	0.1
NXP B.V./NXP Funding LLC, Term B Loan, (Netherlands), VAR, 3.750%, 12/07/20	53	53,387	0.0	[12]
On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	86	86,215	0.1

		538,324	0.5
Total Information Technology		1,289,787	1.3

MATERIALS — 0.5%
CONTAINERS & PACKAGING — 0.2%
Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	45	44,592	0.0	[12]
Berry Plastics Corp., Term Loan H, VAR, 3.750%, 10/01/22	68	67,124	0.1
Viskase Companies, Inc., Initial Term Loan, VAR, 4.250%, 01/30/21	95	86,229	0.1

		197,945	0.2
METALS & MINING — 0.3%
Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	149	148,500	0.2
FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 4.250%, 06/30/19	140	133,239	0.1

		281,739	0.3
Total Materials		479,684	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
TELECOMMUNICATION SERVICES — 0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	$176		$175,178	0.2%
UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	190		185,170	0.2
Windstream, Term Loan B-6, VAR, 5.750%, 03/29/21	128		127,663	0.1

			488,011	0.5
Total Telecommunication Services			488,011	0.5

UTILITIES — 1.3%
ELECTRIC UTILITIES — 1.0%
Gemini HDPE LLC, Term Loan, VAR, 4.250%, 12/19/16	89		88,362	0.1
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16[1,4]	127		126,957	0.1
Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan, VAR, 4.934%, 10/10/17[1,4]	1,335		446,325	0.5
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.934%, 10/10/17[1,4]	925		303,223	0.3

			964,867	1.0
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Dynegy, Inc., 1st Lien Term Loan C, VAR, 1.000%, 06/21/2318,^	290		284,745	0.3

Total Utilities			1,249,612	1.3

Total Loan Assignments
(Cost $10,497,962)			8,415,408	8.6

PREFERRED SECURITIES — 2.2%
FINANCIALS — 2.2%
BANKS — 2.0%
Bank of America Corp., Jr Sub Nt, Series AA, VAR, 6.100%, 03/17/25[14,19]	254		257,810	0.3
Barclays plc, Jr Sub Nt, (United Kingdom), VAR, 8.250%, 12/15/18[14,19]	205		200,379	0.2
Citigroup, Inc., Jr Sub Nt,
VAR, 5.950%, 01/30/23[14,19]	235		232,209	0.2
Series P, VAR, 5.950%, 05/15/25[14,19]	100		97,750	0.1
BANKS (continued)
Series R, VAR, 6.125%, 11/15/20[14]	85		86,275	0.1
Credit Agricole S.A., Private Placement, Jr Sub Nt, (France),
VAR, 6.625%, 09/23/19[2,14,19]	200		181,500	0.2
VAR, 8.125%, 12/23/25[2,14,19]	200		198,633	0.2
Royal Bank of Scotland Group plc, Jr Sub Nt, (United Kingdom),
VAR, 7.500%, 08/10/20[14,19]	257		236,440	0.2
VAR, 8.000%, 08/10/25[14,19]	200		186,500	0.2
Societe Generale S.A., Private Placement, Jr Sub Nt, (France), VAR, 8.000%, 09/29/25[2,14,19]	265		252,916	0.3

			1,930,412	2.0
CAPITAL MARKETS — 0.2%
Goldman Sachs Group, Inc. (The), Jr Sub Nt, Series M, VAR, 5.375%, 05/10/20[14,19]	264		261,075	0.2

Total Financials			2,191,487	2.2

Total Preferred Securities
(Cost $2,266,909)			2,191,487	2.2

ASSET-BACKED SECURITIES — 0.4%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.953%, 09/25/34	2		1,107	0.0	[12]
Unipac IX LLC, 13.000%, 12/31/20	414		390,568	0.4

Total Asset-Backed Securities
(Cost $408,562)			391,675	0.4

Total Fixed Income Investments
(Cost $142,822,138)			134,039,510	137.2

PREFERRED STOCKS — 1.0%
CONSUMER DISCRETIONARY — 0.2%
MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd, Series B, 10.750%, 08/01/16[15] ($1,000 par value)	—	[11]	253,300	0.2

FINANCIALS — 0.8%
CONSUMER FINANCE — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 6.411%, 02/15/40 ($25 par value)	4		89,352	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2016 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*
INSURANCE — 0.7%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42 ($25 par value)	$6		$188,272	0.2%
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.748%, 08/01/16[15] ($1,000 par value)	1		474,847	0.5

			663,119	0.7
Total Financials			752,471	0.8

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1	—	[11]	—	0.0

MATERIALS — 0.0%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd, ADR[1]	—	[11]	—	0.0

Total Preferred Stocks
(Cost $1,178,222)			1,005,771	1.0

COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.1%
MEDIA — 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,2]	—	[11]	36,928	0.1

SPECIALTY RETAIL — 0.0%[12]
Nebraska Book Holdings, Inc.[1]	8		2,556	0.0	[12]

Total Consumer Discretionary			39,484	0.1

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust, Contingent Value[1]	1,297		1	0.0	[12]

INSURANCE — 0.0%[12]
ACC Claims Holdings LLC[1]	957		9,569	0.0	[12]
Jupiter Holding I Corp.[1]	1		9,445	0.0	[12]

			19,014	0.0	[12]
Total Financials			19,015	0.0	[12]

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc.[1]	—	[11]	—	0.0

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Class A1	4		—	0.0

METALS & MINING — 0.1%
ArcelorMittal, (Luxembourg)[1]	19		88,973	0.1

Total Materials			88,973	0.1

TELECOMMUNICATION SERVICES — 0.1%
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NII Holdings, Inc.[1]	23		74,158	0.1

Utilities — 0.0%[12]
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0%[12]
Dynegy, Inc.[1]	2		34,480	0.0	[12]

Total Common Stocks
(Cost $1,251,428)			256,110	0.3

WARRANTS — 0.0%[12]
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00)[1]	3		—	0.0
Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00)[1]	1		—	0.0

			—	0.0
Total Consumer Discretionary			—	0.0

ENERGY — 0.0%[12]
OIL, GAS & CONSUMABLE FUELS — 0.0%[12]
Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00)[1]	—	[11]	9	0.0	[12]

Total Warrants
(Cost $46)			9	0.0	[12]

Total Equity Investments
(Cost $2,429,696)			1,261,890	1.3

SHORT-TERM INVESTMENT — 1.8%
INVESTMENT COMPANY — 1.8%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.380%[5,13] (Cost $1,724,169)	1,724		1,724,169	1.8

TOTAL INVESTMENTS
(Cost $146,976,003)			137,025,569	140.3

Preferred Stock and Liabilities in Excess of Other assets			(39,334,730)	(40.3)

Net Assets Applicable to Common Stockholders			$97,690,839	100.0%

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of June 30, 2016 (Unaudited)

ADR	American Depositary Receipt
Co	Company
DIP	Debtor-in-Possession
Guar	Guaranteed
Jr	Junior
Nt	Note
Pfd	Preferred
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of June 30, 2016.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $53,717,018 and 55.0% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[11]	Amount rounds to less than 500 (par or shares).
[12]	Amount rounds to less than 0.05%.
[13]	The rate shown is the current yield as of June 30, 2016.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2016.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2016.

[16]	Security is distressed as of June 30, 2016. The rate at which income is accrued on the security is lower than the stated coupon rate.
[17]	Security has the ability to pay in kind “(PIK)” or pay income in cash. When applicable, separate rates of such payments are disclosed.
[18]	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
[19]	All or a portion of this security is posted as collateral for the margin loan.
^	All or a portion of the security is unsettled as of June 30, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2016 (Unaudited)

ASSETS:
Investments in non-affiliates, at value	$135,301,400
Investments in affiliates, at value	1,724,169

Total investment securities, at value	137,025,569
Cash	47,809
Restricted cash	16,025
Receivables:
Investment securities sold	467,108
Interest and dividends from non-affiliates	2,081,121
Dividends from affiliates	540
Tax reclaims	9,275

Total Assets	139,647,447

LIABILITIES:
Margin loan	40,348,750
Payables:
Distributions on preferred stock	12
Investment securities purchased	611,390
Accrued liabilities:
Investment advisory fees	132,424
Administration fees	9,143
Custodian and accounting fees	10,000
Other	94,889

Total Liabilities	41,206,608

Less: Outstanding Preferred Stock (30 shares at $25,000 per share) at liquidation value	$750,000

Net Assets applicable to common shareholders	$97,690,839

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Common Stock, $0.01 par value; 49,996,320 shares authorized, 12,996,610 shares issued and outstanding	$129,966
Capital in excess of par	131,314,444
Accumulated undistributed (distributions in excess of) net investment income	(551,479)
Accumulated net realized gains (losses)	(23,251,658)
Net unrealized appreciation (depreciation)	(9,950,434)

Total Net Assets applicable to common shareholders	$97,690,839

Shares Outstanding	12,996,610
Net Asset Value per Common Share ($97,690,839/12,996,610)	$7.52
Cost of investments in non-affiliates	$145,251,834
Cost of investments in affiliates	1,724,169

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Interest income from non-affiliates	$4,707,659
Dividend income from non-affiliates	15,094
Dividend income from affiliates	2,963

Total investment income	4,725,716
EXPENSES:
Investment advisory fees (Note 7)	556,996
Administration fees (Note 7)	67,205
Custodian and accounting fees (Note 7)	53,776
Interest expense (Note 5)	96,480
Audit fees	75,549
Legal fees	133,997
Directors’ and Chief Compliance Officer’s fees	6,083
Printing and mailing costs	78,849
Transfer agency fees	13,968
Stock exchange listing fees	9,948
Commissions on Auction Rate Preferred stock	9,017
Other	16,437

Total expenses	1,118,305

Less fees waived (Note 7)	(1,716)

Net expenses	1,116,589

Net investment income (loss)	3,609,127
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(2,797,281)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	8,387,874

Net realized/unrealized gains (losses)	5,590,593

Change in net assets resulting from operations	$9,199,720
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS FROM NET INVESTMENT INCOME	(69,374)

NET INCREASE/(DECREASE) IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	9,130,346

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,609,127	$7,521,879
Net realized gain (loss)	(2,797,281)	(2,652,924)
Change in net unrealized appreciation/depreciation	8,387,874	(12,724,050)
Distributions to preferred stockholders from net investment income	(69,374)	(67,033)

Net increase/(decrease) in net assets resulting from operations applicable to common stockholders	9,130,346	(7,922,128)

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(3,898,983)	(7,446,280)
Return of capital	—	(429,666)

Total distributions to common shareholders	(3,898,983)	(7,875,946)

FUND SHARE TRANSACTIONS:
Net increase resulting from tender and repurchase of Auction Rate Preferred stock (Note 4)	1,901,250	—

Total increase in net assets derived from fund share transactions	1,901,250	—

Total net increase/(decrease) in net assets applicable to common stockholders	7,132,613	(15,798,074)
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	90,558,226	106,356,300

End of period	$97,690,839	$90,558,226

Accumulated undistributed (distributions in excess of) net investment income	$(551,479)	$(192,249)

See Notes to Financial Statements.

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$9,130,346
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(27,194,414)
Proceeds from disposition of investment securities	26,986,887
Proceeds from short-term investments — affiliates, net	431,309
Change in unrealized (appreciation)/depreciation on investments	(8,387,874)
Net realized (gain)/loss on investments	2,797,281
Net amortization (accretion) of income	(5,442)
Increase in restricted cash	(16,025)
Decrease in interest and dividends receivable from non-affiliates	118,182
Increase in dividends receivable from affiliates	(286)
Increase in tax reclaims receivable	(1,254)
Increase in investment advisory fees payable	34,040
Increase in administration fees payable	384
Decrease in custodian and accounting fees payable	(1,472)
Decrease in other accrued expenses payable	(48,095)

Net cash provided (used) by operating activities	3,843,567

Cash flows provided (used) by financing activities:
Proceeds from borrowing	40,348,750
Redemption of auction rate preferred stock	(42,250,000)
Net increase resulting from tender and repurchase of auction rate preferred stock	1,901,250
Decrease in distributions payable on auction rate preferred stock	(698)
Cash distributions paid to common shareholders	(3,899,681)

Net cash provided (used) by financing activities	(3,900,379)

Net decrease in cash	(56,812)

Cash:
Beginning of period	104,621

End of period	$47,809

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2016, the Fund paid $82,988 in interest expense.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements calculated using average shares outstanding and market price data for the Fund’s shares.)

	For the Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$6.97		$8.18		$8.63		$8.57		$7.86		$8.65

Net investment income (loss)	0.28		0.58		0.61		0.67		0.79		0.84
Net realized and unrealized gain/(loss) on investments	0.43		(1.18)		(0.39)		0.15		0.76		(0.74)
Distributions to preferred stockholders from net investment income	(0.01)		—	(16)	—	(16)	—	(16)	—	(16)	—	(16)

Net increase/(decrease) in net asset value resulting from operations	0.70		(0.60)		0.22		0.82		1.55		0.10

Distributions to Common Stockholders from:
Net investment income	(0.30)		(0.58)		(0.62)		(0.71)		(0.84)		(0.89)
Return of capital	—		(0.03)		(0.05)		(0.05)		—		—

Total distributions to common stockholders	(0.30)		(0.61)		(0.67)		(0.76)		(0.84)		(0.89)

Increase resulting from tender and repurchase of Auction Rate Preferred stock (Note 4)	$0.15		NA		NA		NA		NA		NA

Net asset value, end of period	$7.52		$6.97		$8.18		$8.63		$8.57		$7.86

Market value per share, end of period	$7.08		$6.07		$7.35		$7.86		$8.87		$8.95

TOTAL INVESTMENT RETURN:(1)
Based on market value per common share(2)(3)	22.14%		(9.84)%		1.45%		(3.19)%		9.02%		17.09%
Based on net asset value per common share(3)(4)(5)	12.81	%(14)	(6.97)%		2.80%		10.06%		19.93%		0.42%
RATIOS TO AVERAGE NET ASSETS:(6)(7)
Net Expenses (including expenses related to leverage)(8)(9)(10)	1.67	%(15)	1.41	%(15)	1.48	%(15)	1.61	%(15)	1.24	%(15)	1.56	%(15)
Applicable to common stockholders only(8)(10)(11)	2.42	%(15)	1.99	%(15)	2.04	%(15)	2.22	%(15)	1.74	%(15)	2.17	%(15)
Net Expenses (prior to expenses related to leverage)(8)(9)(10)	1.50	%(15)	1.39	%(15)	1.47	%(15)	1.59	%(15)	1.22	%(15)	1.54	%(15)
Applicable to common stockholders only(8)(10))11)	2.18	%(15)	1.96	%(15)	2.02	%(15)	2.20	%(15)	1.71	%(15)	2.14	%(15)
Net investment income including interest expense(10)(11)	7.83%		7.28%		7.04%		7.79%		9.47%		9.90%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock	$97,690,839		$90,558,226		$106,356,300		$112,198,891		$111,344,440		$101,946,580
Portfolio turnover rate(3)(12)	20%		44%		43%		46%		61%		50%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	30		1,720		1,720		1,720		1,720		1,720
Total Borrowings outstanding	$40,348,750		NA		NA		NA		NA		NA
Asset coverage per $1,000 of indebtedness(17)	$3,421		NA		NA		NA		NA		NA
Asset coverage per share of preferred stock outstanding at end of period(13)	$3,281,361		$77,650		$86,835		$90,232		$89,735		$84,271
Involuntary liquidation preference and average market value per share of preferred stock	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

[1]

Total investment return excludes the effects of commissions. Dividends and distributions to common stockholders, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Rights offerings, if any, are assumed, for purposes of this calculation, to be fully subscribed under the terms of the rights offering.

[2]

Assumes an investment at the common share market value at the beginning of the period indicated and sale of all shares at the closing common share market value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[3]	Not annualized for periods less than one year.
[4]

Assumes an investment at the common share net asset value at the beginning of the period indicated and sale of all shares at the closing common share net asset value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[5]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for common stockholder transactions.

[6]	Ratios do not include the effect of dividends to preferred stock.
[7]	See Note 7 in the Notes to Financial Statements.
[8]	Includes earnings credits and interest expense not attributable to leverage, each of which is less than 0.005%, if applicable or unless otherwise noted.
[9]	Ratios calculated relative to the average net assets of both common and preferred stockholders including proceeds from leverage.
[10]	Annualized for periods less than one year, unless otherwise noted.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights (concluded)

[11]	Ratios calculated relative to the average net assets of common stockholders only.
[12]

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

[13]	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total net assets, and dividing this by the number of preferred shares outstanding.
[14]

Included in the total return at net asset value is the impact of the tender and repurchase by the Fund of a portion of its ARPS at 95.5% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value would have been lowered by 2.25%.

[15]

The Adviser and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011. Without these waivers/reimbursements, the ratios would have been higher by less than 0.1% for six months ended June 30, 2016, years ended December 31, 2015, 2014, 2013, 2012 and 2011.

[16]	Amount rounds to less than $0.005.
[17]	Calculated by subtracting the Fund’s total liabilities (not included the borrowings) from the Fund’s total net assets and dividing by the total borrowings.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION — Pacholder High Yield Fund, Inc. (the “Fund”) is a closed-end, diversified management investment company with a leveraged capital structure. The Fund’s investment objective is to seek a high level of total return through current income and capital appreciation by investing primarily in high yield, fixed income securities of domestic companies. Under normal circumstances, the Fund invests at least 80% of the value of its assets in high yield debt securities. The Fund invests primarily in high yield fixed income securities of domestic companies. The Fund was incorporated under the laws of the State of Maryland in August 1988.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Fund’s administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Fund’s Administrator under the Administration Agreement.

2.	SIGNIFICANT ACCOUNTING POLICIES — The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.	SECURITY VALUATIONS — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Directors (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

• Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

• Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at June 30, 2016.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$39,484		$39,484
Financials	—	—	19,015		19,015
Industrials	—	—	—	(a)	—	(a)
Materials	88,973	—	—	(a)	88,973
Telecommunication Services	74,158	—	—		74,158
Utilities	34,480	—	—		34,480

Total Common Stocks	197,611	—	58,499		256,110

Preferred Stocks
Consumer Discretionary	253,300	—	—		253,300
Financials	277,624	—	474,847		752,471
Industrials	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	530,924	—	474,847		1,005,771

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$—	$391,675		$391,675
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	78,200	—		78,200

Total Convertible Bonds	—	78,200	—		78,200

Corporate Bonds
Consumer Discretionary	—	23,388,833	75,620		23,464,453
Consumer Staples	—	6,753,990	—		6,753,990
Energy	—	15,013,212	252,608		15,265,820
Financials	—	8,514,564	—		8,514,564
Health Care	—	12,892,924	280		12,893,204
Industrials	—	13,472,156	—		13,472,156
Information Technology	—	9,151,560	—		9,151,560
Materials	—	13,556,109	23,922		13,580,031
Telecommunication Services	—	15,039,739	—		15,039,739
Utilities	—	4,827,223	—		4,827,223

Total Corporate Bonds	—	122,610,310	352,430		122,962,740

Preferred Securities
Financials	—	2,191,487	—		2,191,487
Loan Assignments
Consumer Discretionary	—	2,427,676	—		2,427,676
Consumer Staples	—	615,363	—		615,363
Energy	—	393,544	—		393,544
Financials	—	423,562	—		423,562
Health Care	—	450,521	—		450,521
Industrials	—	597,648	—		597,648
Information Technology	—	1,289,787	—		1,289,787
Materials	—	331,184	148,500		479,684
Telecommunication Services	—	488,011	—		488,011
Utilities	—	1,249,612	—		1,249,612

Total Loan Assignments	—	8,266,908	148,500		8,415,408

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	9		9

Total Warrants	—	—	9		9

Short-Term Investments
Investment Companies	1,724,169	—	—		1,724,169

Total Investments in Securities	$2,452,704	$133,146,905	$1,425,960		$137,025,569

(a)	Value is zero.

There were no transfers between levels 1 and 2 during the six months ended June 30, 2016.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2015		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016
Investments in Securities
Asset-Backed Securities	$634,392		$—	$25,763	$(5,907)	$—	$(262,573)	$—	$—	$391,675
Common Stocks — Consumer Discretionary	39,769		—	(285)	—	—	—	—	—	39,484
Common Stocks — Financials	16,025		—	(6,579)	—	9,569	—	—	—	19,015
Common Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bond — Consumer Discretionary	—	(a)	(41,651)	41,188	—	467	(4)	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	67,338		(58,199)	(122,701)	956	112	(122,738)	310,852	—	75,620
Corporate Bonds — Energy	—		(49,075)	43,372	626	—	(43,275)	300,960	—	252,608
Corporate Bonds — Health Care	280		—	—	—	—	—	—	—	280
Corporate Bonds — Industrials	46,481		—	(2,781)	—	—	—	—	(43,700)	—
Corporate Bonds — Materials	23,922		—	—	—	—	—	—	—	23,922
Loan Assignments — Materials	143,640		—	6,154	(191)	—	(1,103)	—	—	148,500
Preferred Stocks — Financials	—		—	(10,256)	—	—	—	485,103	—	474,847
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Energy	69		—	(60)	—	—	—	—	—	9

Total	$971,916		$(148,925)	$(26,185)	$(4,516)	$10,148	$(429,693)	$1,096,915	$(43,700)	$1,425,960

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the six months ended June 30, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at June 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to $(81,597). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at June 30, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,445		Market Comparable Companies	EBITDA Multiple(a)	5.5x (5.5x)
				Discount for lack of marketability(b)	20.00% (20.00%)
	—	(c)		Probability of Insolvency	100% (100.00%)
	9,569		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(c)	Pending Sale Amount	Probability of Insolvency	100% (100.00%)

Common Stocks	19,014

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at June 30, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—	(c)	Pending Sale Amount	Probability of Insolvency	100% (100.00%)

Preferred Stocks	—	(c)
	24,203		Pending Sale / Distribution Amount	Projected Principal Writedown	99.99% (99.99%)
				Discount for Potential Outcome	15.00% - 50.00% (25.86%)
	33,870		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	18.50% (18.50%)

Corporate Bonds	58,073
	391,675		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	2.00% (2.00%)
				Constant Prepayment Rate	7.00% (7.00%)
				Constant Default Rate	5.52% (5.52%)
				Yield (Discount Rate of Cash Flows)	8.35% (8.35%)

Asset-Backed Securities	391,675
Warrants	9		Intrinsic Value	Issue Price vs. Stock Price	N/A
Total	$468,771

#	The table above does not include certain level 3 securities that are valued by brokers and pricing services. At June 30, 2016, the value of these securities was $957,189. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

B.	FEDERAL TAXES — It is the Fund’s policy to make distributions to stockholders of net investment income and net realized capital gains to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute to stockholders each year substantially all of its taxable income, if any, including realized gains on investments.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards prior three fiscal years remains or tax laws and regulations. The Fund’s federal tax returns for the subject to examination by the Internal Revenue Service.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The Fund reserves the right to retain investment company taxable income and/or net capital gains. As such, excise taxes may be recognized and paid on undistributed income and capital gain amounts.

The Fund did not retain any investment company taxable income and/or net capital gains.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

C.	SECURITIES TRANSACTIONS AND INVESTMENT INCOME —Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

D.	EXPENSES AND DISTRIBUTIONS — Expenses are accrued as incurred. Dividends to common stockholders are generally declared and paid monthly from net investment income and distributions of net realized capital gains, if any, are paid at least annually. Dividends to preferred stockholders are accrued daily based on a variable interest rate set at weekly auctions or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock and are paid weekly from net investment income. Distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

E.	LOAN ASSIGNMENTS — The Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). The Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM, an indirect, wholly-owned subsidiary of JPMorgan, may wish to invest in publicly traded securities of a Borrower on behalf of its clients, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 11.

3.	COMMON STOCK — At June 30, 2016, there were 49,996,320 shares of common stock with a $0.01 par value authorized and 12,996,610 outstanding. During the six months ended June 30, 2016 and the year ended December 31, 2015, the Fund did not issue any shares of common stock in connection with its dividend reinvestment plan.

4.

PREFERRED STOCK — On June 29, 2001, the Fund issued shares of Series W Auction Rate Cumulative Preferred Stock (“ARPS”) at an offering price of $25,000 per share. Dividends on these shares are paid weekly at an annual rate determined by a weekly auction or, in the

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock. In general, the holders of the ARPS and the common stock vote together as a single class, except that the ARPS stockholders, as a separate class, vote to elect two members of the Board. The ARPS have a liquidation value of $25,000 per share, plus accumulated and unpaid dividends. At June 30, 2016, accrued ARPS dividends were $12.

The Fund is subject to certain limitations and restrictions associated with outstanding shares of ARPS, including maintaining an asset coverage ratio of 200% for such shares. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common stockholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation value.

The weekly auction for the ARPS issued by the Fund has failed since February 13, 2008, due to insufficient demand (bids to buy shares) to meet supply (shares offered for sale) at the auction. Holders of ARPS who wish to sell in an auction will not be able to do so until there is a successful auction with sufficient demand for the shares. Failed auctions are not considered a default by the Fund and do not alter the credit quality of the ARPS. However, failed auctions may increase the cost of the Fund’s leverage and decrease the income available for common stockholders. ARPS holders have continued to receive dividends at the “maximum rate” set on the date of the failed auction, and the liquidation value of $25,000 per share (plus accumulated but unpaid dividends, if any) is unaffected. Based on the rating assigned to the Fund’s ARPS, the maximum rate may range from 150%-275% of the “AA” Financial Composite Commercial Paper Rate as of a given auction date. The maximum rate incurred during the six months ended June 30, 2016, ranged from 0.437% to 0.602%. The maximum rate as of the August 17th, 2016 auction was 0.617%, which is 150% of the “AA” Financial Composite Commercial Paper Rate on that date.

On March 11, 2016, the Fund commenced a tender offer for up to 100% of its outstanding ARPS. The Fund offered to purchase the ARPS at 95.5% of the liquidation preference of $25,000 (or $23,875 per share), plus any unpaid accrued dividends through the expiration of the offer. The tender offer expired on April 14, 2016. The Fund accepted for payment 1,690 ARPS that were tendered and not withdrawn. This represented approximately 98.3% of its outstanding ARPS. The Fund has 30 ARPS that remain outstanding.

5.	BORROWINGS — On April 5, 2016, the Fund entered into a credit agreement with Pershing LLC pursuant to which the Fund may borrow up to an aggregate amount of $50,000,000. Under the terms and conditions provided in the agreement for Pershing LLC to provide financing, the Fund will provide pledged collateral. This agreement is terminable with 180 days’ written notice by the Fund or the counterparty. Loans made under the credit agreement will accrue interest at a rate equal to one-month LIBOR offered rate plus 75 basis points. The average interest rate on the amount borrowed during the period was 1.20%. On April 19, 2016, the Fund borrowed $40,348,750 to fund the purchase of the ARPS and $40,348,750 is outstanding as of the period ended June 30, 2016. For the period ended June 30, 2016, the Fund paid $96,480 in interest, which is included in Interest Expense on the Statement of Operations.

The Fund pays a minimum balance transfer fee to the counterparty at a rate of one month Libor plus 0.60%, on the difference between total amount borrowed and an agreed upon minimum balance. For the period ended June 30, 2016, the Fund did not pay a minimum balance fee.

The credit agreement contains certain representations and warranties, and notice requirements for the occurrence of specific events such as the occurrence of any event of default, or pending or threatened litigation. The credit agreement requires compliance with certain covenants, including certain minimum margin requirements, retention of the Fund’s net asset value above specified threshold levels, limitations on the incurrence of additional liens and limitations on the ability of the Fund to sell, lease or otherwise transfer all or any substantial part of its assets to any other entity, with certain exceptions. In addition, the Fund is subject to certain limitations and restrictions as a result of borrowing under the credit agreement, including maintaining an asset coverage ratio of 300%. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common stockholders.

6.	PURCHASES AND SALES OF SECURITIES — Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2016, aggregated $26,387,580 and $27,392,566, respectively. During the six months ended June 30, 2016, there were no purchases or sales of U.S. Government securities.

7.

TRANSACTIONS WITH INVESTMENT ADVISER, ADMINISTRATOR, ACCOUNTING SERVICES AGENT AND CUSTODIAN — JPMIM serves as investment adviser to the Fund under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement,

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

JPMIM is entitled to receive an annual investment advisory fee, computed and paid monthly after the end of each calendar month, at a rate that increases or decreases from a “fulcrum fee” of 0.90% of the Fund’s average net assets over a rolling 12-month period. The increase or decrease is calculated by comparing the total return investment performance of the Fund (net of all fees and expenses, including the advisory fee) for the prior 12-month period (the “Fund Return”) to the percentage change in the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) for the same period. The fee rate is 0.90% of the Fund’s average net assets if the performance of the Fund Return equals the Index Return. The fee rate increases or decreases from the 0.90% “fulcrum fee” by 10% of the difference between the Fund Return and the Index Return, up to the maximum fee rate of 1.40% or down to the minimum fee rate of 0.40%. The fee rate is calculated monthly based on the performance of the Fund compared to the Index during the rolling twelve month period. This rate is applied to the average net assets (defined as the total assets of the Fund minus liabilities other than the principal amount of any outstanding senior securities representing indebtedness and the liquidation preference of the ARPS) during the entire 12-month period. The compensation due to the Adviser after the end of each month shall be equal to 1/12th of the amount of the advisory fee calculated as stated above.

Advisory fees for the six months ended June 30, 2016 amounted to $556,996 which calculated to an annualized effective rate of 0.79%. The advisory fee rate calculated for the one month ended June 30, 2016 was a rate of 1.00%.

The Fund has an administrative services agreement with JPMIM pursuant to which the Administrator provides administrative services to the Fund. Under the agreement, the Administrator receives from the Fund a fee, accrued at least weekly and paid monthly, at the annual rate of 0.10% of the average weekly net assets of the Fund. At June 30, 2016, accrued administrative fees were $9,143.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

The Fund has a Global Custody and Fund Accounting Agreement (the “Agreement”) with JPMCB. For providing custody services under the Agreement, JPMCB is entitled to a fee from the Fund, accrued weekly and paid monthly. For performing these services, the Fund pays JPMCB transaction and asset based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective November 1, 2015, the Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amount of waivers resulting from investments in these money market funds for the six months ended June 30, 2016 was $1,716.

Certain officers of the Fund are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Directors’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Fund adopted a Directors’ Deferred Compensation Plan (the “Plan”) which allows the Independent Directors to defer the receipt of all or a portion of compensation related to performance of their duties as Directors. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

8.	COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) — For Federal income tax purposes, the estimated cost and unrealized

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

appreciation (depreciation) in value of the investment securities held at June 30, 2016 were as follows:

June 30, 2016
Gross unrealized appreciation on investments	$3,098,404
Gross unrealized depreciation on investments	(13,048,838)

Net unrealized appreciation (depreciation) on investments	$(9,950,434)

Cost of investments for Federal Tax purposes	$146,976,003

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had post-enactment net capital loss carryforwards which are available to offset future realized gains:

Capital Loss Carryforward Character
Short-Term	Long-Term
$477,912	$992,295

At December 31, 2015, the Fund had the following pre-enactment net capital loss carryforwards expiring during the year indicated, which are available to offset future realized gains:

2016	2017	2018	Total
$1,876,547	$14,493,773	$1,551,726	$17,922,046

9.	RESTRICTED SECURITIES — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of June 30, 2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act.

10.	OTHER — The Fund may use related party broker-dealers. For the six months ended June 30, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

11.	RISKS, CONCENTRATIONS AND INDEMNIFICATIONS — Under normal circumstances, the Fund invests at least 80% of its assets in high yield debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. These securities involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The ability of the issuers of debt and asset-backed securities, including sub-prime securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of June 30, 2016, the Fund is a party to loan assignments that were transacted with Morgan Stanley in the normal course of business.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with asset-backed and mortgage-related securities such as collateralized mortgage obligations backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

PACHOLDER HIGH YIELD FUND, INC.

Annual Meeting Results (Unaudited)

The Fund held its 2016 annual meeting of shareholders on April 20, 2016, for the purpose of considering and voting upon the following proposal:

The results of voting were as follows (by number of shares):

Proposal 1: For nominees to the Board of Directors

John F. Finn[1]
In favor	8,211,710
Against/Withheld	2,627,262

Dr. Matthew Goldstein[1]
In favor	8,140,516
Against/Withheld	2,698,456

Robert J. Higgins[1]
In favor	8,256,384
Against/Withheld	2,582,588

Frankie D. Hughes[1]
In favor	8,083,507
Against/Withheld	2,755,465

Peter C. Marshall[1]
In favor	8,274,026
Against/Withheld	2,564,946

Mary E. Martinez[1]
In favor	8,295,804
Against/Withheld	2,543,168

Marilyn McCoy[1]
In favor	8,255,738
Against/Withheld	2,583,234
Mitchell M. Merin[1]
In favor	8,203,378
Against/Withheld	2,635,594

Dr. Robert A. Oden, Jr.[1]
In favor	8,174,218
Against/Withheld	2,664,754

Marian U. Pardo[1]
In favor	8,101,445
Against/Withheld	2,737,527

Frederick W. Ruebeck[2]
In favor	1,534
Against/Withheld	80

James J. Schonbachler[2]
In favor	1,534
Against/Withheld	80

[1]	Elected by the holders of the Fund’s Auction Rate Preferred Stock and Common Stock voting together as a single class.
[2]	Elected by holders of the Fund’s Auction Rate Preferred Stock voting separately as a class.

PACHOLDER HIGH YIELD FUND, INC.

Supplemental Information (Unaudited)

Portfolio Holdings Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings as well as certain other fund facts and statistical information will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top 10 holdings as of the last day of each month as well as certain other fund facts and statistical information will also be available on the Fund’s website.

Statement of Additional Information

The Fund does not make available copies of its Statement of Additional Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information has not been updated after completion of the Fund’s offerings and the information contained therein may have become outdated.

Proxy Voting

A description of the policies and procedures used by the Fund to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, on the Fund’s website at www.pacholder.com and (ii) on the SEC’s website at www.sec.gov.

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (the “Plan”) offers Common Stockholders (“Shareholders”) a convenient way to invest their income dividends and capital gain distributions in additional shares of the Fund’s common stock.

Shareholders who participate in the Plan will have all income dividends and capital gain distributions automatically reinvested by Computershare Investor Services LLC (the “Plan Agent”) pursuant to the Plan. When a dividend is declared, Shareholders who do not participate in the Plan will receive all distributions in cash, paid by check, mailed directly to the Shareholder of record (or if the shares are held in street name or nominee name, then to the nominee) by the Plan Agent, which serves as agent for the Shareholders in administering the Plan. Shareholders who participate in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset valued as described below. (i) If the shares are trading at net asset value or at a premium above net asset value on the payment date, the Fund will issue new shares at the greater of net asset value or 95% of the current market price. (ii) If the shares are trading at a discount from net asset value on payment date, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund’s shares in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts. If before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average purchase price per share paid by the Plan Agent may exceed the exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. If the purchases have not been made prior to 30 days after the payment date, the Plan Agent may receive the uninvested portion in newly issued shares.

The Plan Agent’s fees for handling the reinvestment of Dividends will be paid by the Fund. There will be no brokerage charge to Shareholders for shares issued directly by the Fund as a result of dividends or distributions payable either in stock or cash. Each Shareholder who participates in the Plan, however will pay pro rate share of brokerage commissions incurred with respect to the Plan Agent’s open-market-purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of income dividends and capital gain distributions will not relieve a Shareholder of any federal, state or local income tax that may be payable on such dividends. Therefore, income and capital gains may still be realized even though Shareholders do not receive cash.

A Shareholder may terminate his/her account under the Plan by notifying the Plan Agent in writing. Upon termination, a shareholder can either receive a certificate for the number of full shares held in the Plan and a check for fractional shares or have shares sold by the Plan Agent and the proceeds sent to the shareholder, less a transaction fee of $15 plus $0.07 per share.

The Fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Computershare Trust Company, N.A. Dividend Reinvestment Services, P.O. Box A3309, Chicago, IL 60690-3309, by calling 888-294-8217 or www.computershare.com.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semiannual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to a semiannual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to a semiannual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases covered by this Item during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 1, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 1, 2016